-----------------------------------
                                             OMB APPROVAL
                                             OMB Number: 3235-0570
                                             Expires: November 30, 2005
                                             Estimated average burden
                                             hours per response. . . . . . . 5.0
                                             -----------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08321

                        Investors Mark Series Fund, Inc.
               (Exact name of registrant as specified in charter)

                 90 South Seventh Street, Minneapolis, MN 55402
              (Address of principal executive offices) (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).




                           INVESTORS MARK SERIES FUND

                                 ANNUAL REPORT

                               DECEMBER 31, 2003

--------------------------------------------------------------------------------
LARGE CAP VALUE
--------------------------------------------------------------------------------

Equity markets did not disappoint in 2003, particularly small cap stocks. Small companies surged during the year, leading a rebounding U.S. equity market and outperforming their large cap counterparts by nearly 20%. Not since 1979 has the market seen such a wide gap between small and large cap equity performance. Small caps now have outperformed large caps for five consecutive years, including each of the final three quarters of 2003.

Equity market exposure in 2003 was beneficial regardless of style or sector. However, those who took chances investing in high beta, cyclical stocks, regardless of style, generally reaped the most benefit, as stocks associated with these characteristics dominated 2003 market performance, particularly among smaller stocks. Those stocks that suffered the most during the bear market such as technology issues rebounded strongly in 2003. Additionally, economically sensitive sectors including producer durables and materials & processing, which were once denounced as "old economy", also had a very strong run during the year. On the other hand, sectors generally categorized as defensive such as utilities, consumer staples and health care lagged.

The Large Cap Value Portfolio advanced 12.42% for the fourth quarter, underperforming the Russell 1000 Value Index, which returned 14.19% for the period. The Portfolio also underperformed for 2003, returning 23.59% versus 30.03% for the index.

Fourth quarter results were driven by weak stock selection in the technology, financial services and utilities sectors. In each area the Portfolio's holdings generated positive results but failed to advance as strongly as the benchmark's positions. The utilities sector was particularly weak, as three of the Portfolio's five leading performance detractors for the period were utility or telecommunications concerns. The Portfolio did realize strong performance during the quarter in the health care sector, which was the weakest economic sector on a benchmark basis. Additionally, the Portfolio's chemical holdings in the materials and processing sector (PPG Industries and Dow Chemical) added value during the period and closed the quarter among the Portfolio's leading performers.

We remain cautiously optimistic for continued strength in equities in 2004. However, we question the long-term sustainability of the brisk pace of 2003 advances, particularly among small cap stocks. Nevertheless, a continued environment of healthy economics, fiscal stimulus and geopolitical stability should support continued stock price appreciation.

DAVID L. BABSON & COMPANY INC.

TOP HOLDINGS

--------------------------------------------------------------------------------
                                                    % OF TOTAL
                 ---------------------------------------------
                 CITIGROUP, INC. ...............        3.8%
                 ROCKWELL COLLINS ..............        3.4%
                 AMERICAN INT'L GROUP ..........        3.3%
                 WELLS FARGO COMPANY ...........        3.2%
                 EXXON MOBIL CORP. .............        3.2%
                 ---------------------------------------------
                 TOTAL .........................       16.9%
                 ---------------------------------------------

AS OF DECEMBER 31, 2003, SCHEDULE OF INVESTMENTS. SUBJECT TO CHANGE.
--------------------------------------------------------------------------------
TOTAL RETURN AS OF DECEMBER 31, 2003


                              [PLOT POINTS GRAPH]

                             THREE          SIX                                 SINCE COMMENCEMENT
                             MONTHS        MONTHS      ONE YEAR     FIVE YEAR   NOVEMBER 13, 1997
--------------------------------------------------------------------------------------------------
Large Cap Value .........     12.42%        14.99%       23.59%        3.34%*          3.06%*
--------------------------------------------------------------------------------------------------


PERFORMANCE DATA CONTAINED IN THIS REPORT IS FOR PAST PERIODS ONLY. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND SHARE VALUE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

 *AVERAGE ANNUAL TOTAL RETURN.

**INDEX IS UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT.

--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                              1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

LARGE CAP VALUE
--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.48%
BASIC MATERIALS -- 9.86%
      2,020        Dow Chemical Co. ............................   $  83,971
      1,260        du Pont (E.I.) de Nemours & Co. .............      57,821
      1,900        PPG Industries, Inc. ........................     121,639
      1,810        Weyerhaeuser Co. ............................     115,840
                                                                   ---------
                                                                     379,271
                                                                   =========
CAPITAL GOODS -- 6.53%
      1,450        Lockheed Martin Corp. .......................      74,530
        790        Parker Hannifin Corp. .......................      47,005
      4,320        Rockwell Collins, Inc. ......................     129,730
                                                                   ---------
                                                                     251,265
                                                                   =========
CONSUMER CYCLICAL -- 12.04%
      1,070        Gannett Co., Inc. ...........................      95,401
      5,490        Limited Brands, Inc. ........................      98,985
      4,550        McDonald's Corp. ............................     112,976
      2,600        The Walt Disney Co. .........................      60,658
      3,220        Waste Management, Inc. ......................      95,312
                                                                   ---------
                                                                     463,332
                                                                   =========
CONSUMER STAPLES -- 8.83%
      2,242        Diageo PLC ADR ..............................     118,511
      2,600        H.J. Heinz Co. ..............................      94,718
      2,120        Kellogg Co. .................................      80,730
      7,590        Rite Aid Corp. (b) ..........................      45,844
                                                                   ---------
                                                                     339,803
                                                                   =========

--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
ENERGY -- 7.88%
      1,878        BP PLC ADR ..................................   $  92,679
      3,030        Exxon Mobil Corp. ...........................     124,230
      1,650        Royal Dutch Petroleum Co. ADR ...............      86,444
                                                                   ---------
                                                                     303,353
                                                                   =========
FINANCIAL -- 31.40%
      1,350        AFLAC, Inc. .................................      48,843
      1,830        Allstate Corp. ..............................      78,727
      1,880        American Express Co. ........................      90,672
      1,920        American International Group, Inc. ..........     127,258
      1,010        Bank of America Corp. .......................      81,234
      2,980        Citigroup, Inc. .............................     144,648
        600        Everest Re Group Ltd. .......................      50,760
      1,000        Fifth Third Bancorp .........................      59,100
      1,720        Freddie Mac .................................     100,310
      1,200        Morgan Stanley ..............................      69,444
      1,310        National City Corp. .........................      44,461
      1,620        Radian Group, Inc. ..........................      78,975
      1,920        SLM Corp. ...................................      72,346
        250        Student Loan Corp. ..........................      36,500
      2,120        Wells Fargo & Co. ...........................     124,847
                                                                   ---------
                                                                   1,208,125
                                                                   =========





SEE NOTES TO FINANCIAL STATEMENTS.                     Continued on next page.
--------------------------------------------------------------------------------
2                                       INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

LARGE CAP VALUE (CONTINUED)
--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
HEALTHCARE -- 5.17%
      3,130        Bristol-Myers Squibb Co. ....................  $   89,518
      3,100        Pfizer, Inc. ................................     109,523
                                                                  ----------
                                                                     199,041
                                                                  ==========
TECHNOLOGY -- 5.83%
      4,360        Apple Computer, Inc. (b) ....................      93,174
      1,110        Automatic Data Processing, Inc. .............      43,967
        940        International Business
                    Machines Corp. .............................      87,119
                                                                  ----------
                                                                     224,260
                                                                  ==========
TELECOMMUNICATION SERVICES -- 3.57%
      1,590        BCE, Inc. ...................................      35,552
      2,900        Verizon Communications, Inc. ................     101,732
                                                                  ----------
                                                                     137,284
                                                                  ==========
TRANSPORTATION & SERVICES -- 2.73%
      1,510        Union Pacific Corp. .........................     104,915
                                                                  ==========
UTILITIES -- 4.64%
      1,750        Entergy Corp. ...............................      99,978
        600        Exelon Corp. ................................      39,816
        800        NSTAR .......................................      38,800
                                                                     178,594
                                                                  ----------
TOTAL COMMON STOCKS ............................................   3,789,243
(COST $2,908,415)                                                 ==========

--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 2.00%
     76,867        Wells Fargo Prime Investment Money
                    Market .....................................  $   76,867
                                                                  ----------
TOTAL INVESTMENT COMPANIES .....................................      76,867
(COST $76,867)                                                    ==========

TOTAL INVESTMENTS -- 100.48% ...................................   3,866,110
(COST $2,985,282) (a)

Liabilities in excess of other assets -- (0.48)% ...............     (18,342)
                                                                  ----------
NET ASSETS -- 100.00% ..........................................  $3,847,768
                                                                  ==========

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR TAX BASIS UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.

(b)  NON-INCOME PRODUCING SECURITY.

ADR AMERICAN DEPOSITORY RECEIPT.






SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                              3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP GROWTH
--------------------------------------------------------------------------------

The portfolio returned 11.18% (price change plus reinvested distributions) in the fourth quarter, capping off a strong year in the equity markets. For the three months ended December 31, 2003, the S&P 500 Index* rose 11.64% and the Russell 1000 Growth Index* rose 10.41%. Sharply improving economic conditions, including the biggest quarterly jump in the U.S. GDP in nineteen years (8.2%), had a strong effect on the market in the fourth quarter. We remain optimistic that economic growth will continue in coming quarters. While we take a long-term view when choosing investments and allocating resources among sectors, our strategy of being overweight in technology and underweight in healthcare contributed to good relative performance in the fourth quarter.

In the first half of 2003 we added to technology and reduced healthcare. Our fundamental research suggested the recovery in technology infrastructure spending would begin and continue beyond 2004. New semiconductor additions Intel and Analog Devices should see accelerating profit growth as demand for semiconductors improves.

We also increased the portfolio's media exposure. We believe Viacom and Time Warner could outperform as the summer Olympics and political spending cycle warm the advertising climate in 2004.

2003 relative performance was hurt by the strong rally in lower-quality, smaller capitalization companies within our benchmark. C and D companies, as rated by Standard and Poor's, returned about 55% more than A rated companies in 2003. Importantly, we remain true to our style of long-term investing in credible management teams, strong balance sheets, and improving competitive dynamics such as profit margins and market share.

A broad array of economic statistics and corporate signals reinforce our optimism that 2004 will be a strong year for the economy. Employment and inventory levels are gradually improving, inventory levels remain at multi-year lows, and industrial production and commodity prices continue to rise, suggesting some pricing power should return to businesses in the years ahead. There remain risks to economic growth, such as additional terrorist attacks. However, we expect investors will seek our style of investing in large-capitalization, high-quality growth stocks as an efficient vehicle to profit from future economic growth.

STEIN ROW & FARNHAM, INC.

TOP HOLDINGS

--------------------------------------------------------------------------------
                                                    % OF TOTAL
                 ---------------------------------------------
                 MICROSOFT CORP. ...............        4.8%
                 GENERAL ELECTRIC CO. ..........        4.4%
                 MEDTRONIC, INC. ...............        3.9%
                 CISCO SYSTEMS, INC. ...........        3.7%
                 PFIZER, INC. ..................        3.6%
                 ---------------------------------------------
                 TOTAL .........................       20.4%
                 ---------------------------------------------
AS OF DECEMBER 31, 2003, SCHEDULE OF INVESTMENTS. SUBJECT TO CHANGE.


TOTAL RETURN AS OF DECEMBER 31, 2003


                              [PLOT POINTS GRAPH]

                               THREE          SIX                                   SINCE COMMENCEMENT
                               MONTHS        MONTHS      ONE YEAR      FIVE YEAR    NOVEMBER 13, 1997
------------------------------------------------------------------------------------------------------
Large Cap Growth .........     11.18%        13.78%       26.91%         -3.99%*          1.36%*
------------------------------------------------------------------------------------------------------


PERFORMANCE DATA CONTAINED IN THIS REPORT IS FOR PAST PERIODS ONLY. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND SHARE VALUE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

 *AVERAGE ANNUAL TOTAL RETURN.

**INDICES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT.

--------------------------------------------------------------------------------
4                                       INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

LARGE CAP GROWTH
--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 94.37%
CAPITAL GOODS -- 4.41%
      6,200        General Electric Co. ........................  $  192,076
                                                                  ==========
CONSUMER CYCLICAL -- 7.49%
      3,400        Costco Wholesale Corp. (b) ..................     126,412
      1,600        Home Depot, Inc. ............................      56,784
      2,700        Wal-Mart Stores, Inc. .......................     143,235
                                                                  ----------
                                                                     326,431
                                                                  ==========
CONSUMER STAPLES -- 4.93%
      2,300        Colgate-Palmolive Co. .......................     115,115
      1,000        Procter & Gamble Co. ........................      99,880
                                                                  ----------
                                                                     214,995
                                                                  ==========
ENERGY -- 2.64%
      2,100        Schlumberger Ltd. ...........................     114,912
                                                                 ==========
FINANCIAL -- 7.36%
      2,000        American International Group, Inc. ..........     132,560
      1,000        Merrill Lynch & Co. .........................      58,650
      2,200        Wells Fargo & Co. ...........................     129,558
                                                                  ----------
                                                                     320,768
                                                                  ==========
HEALTHCARE -- 19.30%
      2,000        Amgen, Inc. (b) .............................     123,600
      2,000        Cardinal Health, Inc. .......................     122,320
      2,400        Johnson & Johnson, Inc. .....................     123,984
      3,500        Medtronic, Inc. .............................     170,135
      3,100        Novartis AG .................................     142,259
      4,500        Pfizer, Inc. ................................      158,985
                                                                  ----------
                                                                     841,283
                                                                  ==========
MEDIA & ENTERTAINMENT -- 8.22%
      5,900        Liberty Media Corp. (b) .....................      70,151
      1,700        News Corp. Ltd. .............................      61,370
      5,200        Time Warner, Inc. (b) .......................      93,548
      3,000        Viacom, Inc. Cl. B ..........................     133,140
                                                                  ----------
                                                                     358,209
                                                                  ==========

--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- 40.02%
      5,900        Altera Corp. (b) ............................  $  133,930
      1,800        Analog Devices, Inc. ........................      82,170
      5,100        Applied Materials, Inc. (b) .................     114,495
      6,900        ASML Holding N.V. (b) .......................     138,345
      6,700        Cisco Systems, Inc. (b) .....................     162,743
      3,600        Comcast Corp. Cl. A (b) .....................     118,332
      3,300        Dell, Inc. (b) ..............................     112,068
      4,200        Intel Corp. .................................     135,240
      2,500        Microchip Technology, Inc. ..................      83,400
      7,600        Microsoft Corp. .............................     209,304
      2,900        Novellus Systems, Inc. (b) ..................     121,945
      2,100        Paychex, Inc. ...............................      78,120
      1,600        SAP AG ......................................      66,496
      1,100        Veritas Software Corp. (b) ..................      40,876
      3,800        Xilinx, Inc. (b) ............................     147,212
                                                                  ----------
                                                                   1,744,676
                                                                  ==========
TOTAL COMMON STOCKS ............................................   4,113,350
(COST $3,576,395)                                                 ==========

INVESTMENT COMPANIES -- 4.03%

    175,611        Wells Fargo Prime Investment
                   Money Market ................................     175,611
                                                                  ==========
TOTAL INVESTMENT COMPANIES .....................................     175,611
(COST $175,611)                                                   ==========

TOTAL INVESTMENTS ..............................................   4,288,961
(COST $3,752,006)(a) -- 98.40%

Other assets in excess of liabilities -- 1.60% .................      69,959
                                                                  ==========
NET ASSETS -- 100.00% ..........................................  $4,358,920
                                                                  ==========

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR TAX BASIS UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.

(b)  NON-INCOME PRODUCING SECURITY.



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                              5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MID CAP EQUITY
--------------------------------------------------------------------------------

At the end of 2002, investors were faced with two major questions. Would the pending Iraqi conflict turn into World War III? And would the U.S. have a prolonged period of economic malaise as Japan did after their bubble burst in the early '90's? At the end of 2003 the answer to both questions appears to be "no": Iraq is not World War III, and the U.S. is not Japan.

On the geo-political question, the Iraqi war came and (mostly) went without the price of oil skyrocketing, or the conflict spreading throughout the Middle East. Saddam has been captured. Gadhafi is cooperating in eliminating Libya's nuclear program. The U.S. homeland was secure -- albeit a bit jittery.

On the economic question, the US seems to be have escaped a Japan-in-the-90's outcome. The economy grew 8.2% in Q3 (the fastest rate since the early '80's), and estimates are for 4.5% to 5% for the Q4 report. Corporate profits hit an all time high as measured by the national income accounts. Inflation remains very low while the threat of deflation has subsided. And even as the consumer "hangs in", there seems to be a nascent turnaround in corporate behavior; capital expenditures, inventory rebuilding and employment growth appears to be only just beginning.

Given the avoidance of these gloomy possibilities, it is no surprise that 2003 was a year that risky assets returned to favor. In fact, the theme in 2003 was 'the riskier the better'. This was true for small caps versus large caps, for high yield bonds versus investment grade bonds, for emerging markets versus developed markets, and within the stock market, for companies with weak balance sheets versus strong balance sheets. To be sure, both economic and geopolitical risks remain. But in 2003 investors were reminded that risk taking can, and sometimes does, get rewarded.

Looking ahead to 2004, we expect stocks to provide more modest returns than in 2003, but better than the returns from the bond market. However, we have not had a 5% or greater correction in the stock market for over 10 months now. A mild retrenchment would not be surprising sometime in the near future.

The primary factors that cause us to remain cautiously optimistic are:

     o Corporate profits are accelerating as measured by S&P 500 core earnings expectations, and are of increasing quality as measured by the gap between core earnings and reported earnings.
     o Equity valuations are low relative to bond yields, although somewhat high on an absolute basis.
     o The Fed is still committed to keeping rates low for a "considerable period". As a result, real short term interest rates remain negative.
     o Fiscal policy stimulus from last year's tax relief is still to be felt as individuals file their returns this April, and as corporations take advantage of accelerated depreciation expiring at the end of this year.

This should be an environment that is conducive to higher prices for mid cap stocks. However, plenty of risks remain, and the markets will be volatile. Shareholders should have both the ability and the willingness to ride out the storms that will inevitably come.

THE BOSTON COMPANY ASSET MANAGEMENT, LLC

TOP HOLDINGS
--------------------------------------------------------------------------------
                                                    % OF TOTAL
                 ---------------------------------------------
                 FOOT LOCKER INC ...............        2.2%
                 CULLEN/FROST BANKERS ..........        2.0%
                 DEAN FOODS CO. ................        1.8%
                 BANKNORTH GROUP INC. ..........        1.7%
                 SICOR INC. ....................        1.7%
                 ---------------------------------------------
                 TOTAL .........................        9.4%
                 ---------------------------------------------
AS OF DECEMBER 31, 2003, SCHEDULE OF INVESTMENTS. SUBJECT TO CHANGE.


TOTAL RETURN AS OF DECEMBER 31, 2003


                              [PLOT POINTS GRAPH]

                            THREE          SIX                                 SINCE COMMENCEMENT
                            MONTHS        MONTHS      ONE YEAR     FIVE YEAR   NOVEMBER 13, 1997
-------------------------------------------------------------------------------------------------
Mid Cap Equity .........     13.78%        21.01%       35.59%        8.17%*          8.68%*
-------------------------------------------------------------------------------------------------


PERFORMANCE DATA CONTAINED IN THIS REPORT IS FOR PAST PERIODS ONLY. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND SHARE VALUE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

 *AVERAGE ANNUAL TOTAL RETURN.

**INDEX IS UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT.

--------------------------------------------------------------------------------
6                                       INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

MID CAP EQUITY

--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 94.96%
BASIC MATERIALS -- 1.78%
        700        Bowater, Inc. ...............................    $ 32,417
      1,500        Plum Creek Timber Co., Inc. .................      45,675
                                                                    --------
                                                                      78,092
                                                                    ========
CAPITAL GOODS -- 10.75%
        900        Black & Decker Corp. ........................      44,388
        400        BorgWarner, Inc. ............................      34,028
      1,000        Cooper Cameron Corp. (b) ....................      46,600
      1,000        Florida Rock Industries, Inc. ...............      54,850
      5,200        Kinross Gold Corp. (b) ......................      41,548
      1,500        LAM Research Corp. (b) ......................      48,450
        700        Lincoln Electric Holdings, Inc. .............      17,318
      3,100        Louisiana-Pacific Corp. (b) .................      55,428
        800        Precision Castparts Corp. ...................      36,328
      1,600        Rockwell Collins, Inc. ......................      48,048
        400        Simpson Manufacturing Co., Inc. (b) .........      20,344
        400        Temple-Inland, Inc. .........................      25,068
                                                                    --------
                                                                     472,398
                                                                    ========
CONSUMER CYCLICAL -- 11.50%
      3,600        Circuit City Stores, Inc. ...................      36,468
      1,100        Dollar Tree Stores, Inc. (b) ................      33,066
      1,600        Energizer Holdings, Inc. (b) ................      60,096
      4,100        Foot Locker, Inc. ...........................      96,145
      1,600        Mandalay Resort Group .......................      71,552
        600        Nieman Marcus Group, Inc. (b) ...............      32,202
      1,300        Nordstrom, Inc. .............................      44,590
        700        Omnicare, Inc. ..............................      28,273
      1,200        Ross Stores, Inc. ...........................      31,716
      2,600        The Yankee Candle Co., Inc. (b) .............      71,058
                                                                    --------
                                                                     505,166
                                                                    ========
CONSUMER STAPLES -- 6.29%
        700        Alberto-Culver Co., Cl. B ...................      44,156
      1,900        Albertson's, Inc. ...........................      43,035
      2,400        Dean Foods Co. (b) ..........................      78,888
        900        Knight-Ridder, Inc. .........................      69,633
        900        The J.M. Smucker Co. ........................      40,761
                                                                    --------
                                                                     276,473
                                                                    ========

--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
ENERGY -- 4.26%
      1,100        ENSCO International, Inc. ...................    $ 29,887
      2,200        Patterson-UTI Energy, Inc. (b) ..............      72,424
      1,300        Pride International, Inc. (b) ...............      24,232
        900        Weatherford International Ltd. (b) ..........      32,400
        600        Western Gas Resources, Inc. .................      28,350
                                                                    --------
                                                                     187,293
                                                                    ========
FINANCIAL -- 19.83%
        300        AMBAC Financial Group, Inc. .................      20,817
      1,300        Bank of Hawaii Corp. ........................      54,860
      2,300        Banknorth Group, Inc. .......................      74,819
      2,100        CenturyTel, Inc. ............................      68,502
      1,300        Charter One Financial, Inc. .................      44,915
        500        City National Corp. .........................      31,060
      2,200        Cullen/Frost Bankers, Inc. ..................      89,254
        800        Federated Investors, Inc. ...................      23,488
      1,100        Health Care Property Investors, Inc. ........      55,880
      1,200        Hibernia Corp., Cl. A .......................      28,212
        800        Investors Financial Services Corp. ..........      30,728
        900        Liberty Property Trust ......................      35,010
      1,000        Mercantile Bankshares Corp. .................      45,580
      1,166        New York Community Bancorp, Inc. ............      44,366
        600        Protective Life Corp. .......................      20,304
      3,500        Providian Financial Corp. (b) ...............      40,740
      1,200        SEI Investments Co. .........................      36,564
      1,500        T. Rowe Price Group, Inc. ...................      71,115
        900        Zions Bancorp ...............................      55,197
                                                                    --------
                                                                     871,411
                                                                    ========
HEALTHCARE -- 11.00%
        600        AdvancePCS (b) ..............................      31,596
      1,300        Biogen Idec, Inc. (b) .......................      47,814
        400        Henry Schein, Inc. (b) ......................      27,032
        500        Hillenbrand Industries, Inc. ................      31,030
        400        Invitrogen Corp. (b) ........................      28,000
        400        Neurocrine Biosciences, Inc. (b) ............      21,816
      1,900        Perrigo Co. .................................      29,868
      2,400        Select Medical Corp. ........................      39,072
      2,700        SICOR, Inc. (b) .............................      73,440
      1,000        Varian Medical Systems, Inc. (b) ............      69,100
      1,400        VCA Antech, Inc. (b) ........................      43,372
        900        Watson Pharmaceuticals, Inc. (b) ............      41,400
                                                                    --------
                                                                     483,540
                                                                    ========


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                              7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

MID CAP EQUITY (CONTINUED)
--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- 20.13%
        700        Affiliated Computer Services, Inc.,
                    Cl. A (b) ..................................  $   38,122
        700        Amphenol Corp., Cl. A (b) ...................      44,751
      2,200        Andrew Corp. (b) ............................      25,322
      1,400        Cadence Design Systems, Inc. (b) ............      25,172
      1,500        Credence Systems Corp. (b) ..................      19,740
        800        Diebold, Inc. ...............................      43,096
      1,300        Dun & Bradstreet Corp. (b) ..................      65,923
        900        Entercom Communications Corp. (b) ...........      47,664
        700        Fisher Scientific International, Inc. (b) ...      28,959
      6,400        Gemstar-TV Guide International,
                    Inc. (b) ...................................      32,320
      2,000        Hearst-Argyle Television, Inc. ..............      55,120
      2,100        Ingram Micro, Inc. (b) ......................      33,390
      1,000        L-3 Communications Holdings,
                    Inc. (b) ...................................      51,360
      2,700        Network Associates, Inc. (b) ................      40,608
        500        Novellus Systems, Inc. (b) ..................      21,025
      2,000        Polycom, Inc. (b) ...........................      39,040
      1,300        Storage Technology Corp. (b) ................      33,475
      2,700        Sybase, Inc. (b) ............................      55,566
        600        Synopsys, Inc. (b) ..........................      20,256
      4,000        Tellabs, Inc. (b) ...........................      33,720
        500        UTStarcom, Inc. (b) .........................      18,535
      1,300        Verisign, Inc. (b) ..........................      21,190
      1,600        Viad Corp. ..................................      40,000
      2,200        Vishay Intertechnology, Inc. (b) ............      50,380
                                                                  ----------
                                                                     884,734
                                                                  ==========
TRANSPORTATION & SERVICES -- 0.52%
        600        Landstar System, Inc. (b) ...................      22,824
                                                                  ==========

--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
UTILITIES -- 5.54%
      1,900        AGL Resources, Inc. .........................  $   55,290
      3,800        Allied Waste Industries, Inc. (b) ...........      52,744
      1,800        Energy East Corp. ...........................      40,320
        800        Hawaiian Electric Industries, Inc. ..........      37,896
        700        NSTAR .......................................      33,950
        900        Republic Services, Inc. .....................      23,067
                                                                  ----------
                                                                     243,267
                                                                  ----------
TOTAL COMMON STOCKS ............................................   4,025,198
(COST $3,159,332)                                                 ==========

INVESTMENT COMPANIES -- 5.37%

     88,248        Wells Fargo Prime Investment Money
                    Market .....................................      88,248
      1,400        S&P 400 Mid-Cap Depositary Receipt                147,560
                                                                  ==========
TOTAL INVESTMENT COMPANIES .....................................
(COST $212,800)                                                      235,808
                                                                  ----------

TOTAL INVESTMENTS -- 96.97% ....................................   4,261,006
(COST $3,372,132)(a)

Other assets in excess of liabilities -- 3.03% .................     133,102
                                                                  ----------
NET ASSETS -- 100.00% ..........................................  $4,394,108
                                                                  ==========

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR TAX BASIS UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.

(b)  NON-INCOME PRODUCING SECURITY.




SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
8                                       INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SMALL CAP EQUITY
--------------------------------------------------------------------------------

The year 2003 was a banner year for small cap stocks as the Russell 2000 posted a 45.4% return, easily exceeding the 26.4% and 25.3% respective returns of the S&P 500 and Dow Jones Industrial Average. Small cap growth stocks performed even better as the Russell 2000 Growth Index* was up 47.6% for the year. The IMSF Small Cap Equity Portfolio returned 43.9%, slightly lagging the Russell 2000 Growth index.

The Portfolio entered the year positioned to take advantage of a modest economic recovery while recognizing the potential for disappointment given the impending war in Iraq. We had an overweight position in the energy sector and were below the market technology weighting. As major combat in Iraq came to an end, the market quickly gravitated towards companies that would benefit from a robust economic recovery. Technology stocks, in particular higher risk companies with negative earnings, led the way. Our commitment to investing in high quality growth companies with solid financial characteristics contributed to the Portfolio underperforming its benchmark. In addition, two holdings within the healthcare sector suffered after reporting disappointing earnings, citing purchase delays by their customers.

As we entered the second half of the year and the economic recovery became more certain, we began to position the portfolio with an eye towards 2004 and beyond. We met with several television and radio broadcasters who spoke quite optimistically about their 2004 prospects. In addition to an improving economy, the broadcasters were looking forward to the advertising dollars that would be spent during the Summer Olympic Games and the heated presidential election in the fall of '04. With these events in mind, we began last summer to build our exposure to broadcasting stocks. Other investors followed suit in the fourth quarter of 2003, helping the Portfolio to solidly outperform the Russell 2000 Growth index during the fourth quarter.

In the technology sector, we were able to identify several semiconductor and semiconductor equipment companies that had invested in their businesses during the downturns and were poised to capitalize on those investments as the economy continued to improve. By adding to these investments, we brought the technology weighting of the Portfolio roughly in line with that of the Russell 2000 Growth index. Our emphasis on the semiconductor industry within technology also contributed to the fourth quarter outperformance.

As we enter 2004, we are optimistic that small cap stocks can continue to post solid gains. Assuming continued economic growth, analysts estimate that small cap companies will grow their earnings roughly twice as fast as large cap companies this year. While valuations have definitely taken some of that growth into account, we believe that there are quality small cap growth companies that have been somewhat overlooked and still possess good return potential. Our goal is to seek out those investments while remaining true to our strategy of investing in companies whose solid management, strong balance sheets and defendable market positions have prepared them for above average earnings growth.

STEIN ROE & FARNHAM, INC.

TOP HOLDINGS

--------------------------------------------------------------------------------
                                                    % OF TOTAL
                 ---------------------------------------------
                 STATION CASINOS INC. ..............    2.0%
                 JARDEN CORP .......................    1.8%
                 SINCLAIR BROADCAST GROUP ..........    1.4%
                 INVESTORS FINANCIAL SVCS ..........    1.4%
                 SEROLOGICALS CORP. ................    1.3%
                 ---------------------------------------------
                 TOTAL .............................    7.9%
                 ---------------------------------------------
AS OF DECEMBER 31, 2003, SCHEDULE OF INVESTMENTS. SUBJECT TO CHANGE.


TOTAL RETURN AS OF DECEMBER 31, 2003


                              [PLOT POINTS GRAPH]

                              THREE          SIX                                 SINCE COMMENCEMENT
                              MONTHS        MONTHS      ONE YEAR     FIVE YEAR   NOVEMBER 13, 1997
---------------------------------------------------------------------------------------------------
Small Cap Equity .........     15.70%        22.96%       43.91%        9.04%*          3.78%*
---------------------------------------------------------------------------------------------------


PERFORMANCE DATA CONTAINED IN THIS REPORT IS FOR PAST PERIODS ONLY. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND SHARE VALUE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

 *AVERAGE ANNUAL TOTAL RETURN.

**INDICES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT.

--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                              9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

SMALL CAP EQUITY

--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.50%
CONSUMER DISCRETIONARY -- 14.51%
        700        Applebee's International, Inc. ..............     $27,489
      4,200        Bombay Co., Inc. (b) ........................      34,188
      1,300        Cost Plus, Inc. (b) .........................      53,300
        800        Dave & Buster's, Inc. (b) ...................      10,144
      1,100        Gaylord Entertainment (b) ...................      32,835
      1,700        Lin TV Corp. Cl. A (b) ......................      43,877
        600        Meritage Corp. (b) ..........................      39,786
      1,000        Party City Corp. (b) ........................      12,690
      1,600        PETCO Animal Supplies, Inc. (b) .............      48,720
      2,400        Quiksilver, Inc. (b) ........................      42,552
      1,400        Radio One, Inc. Cl. D (b) ...................      27,020
      2,300        Scientific Games Corp. (b) ..................      39,123
      1,600        Sharper Image Corp. (b) .....................      52,240
      4,000        Sinclair Broadcast Group, Inc.
                    Cl. A (b) ..................................      59,680
      2,800        Station Casinos, Inc. .......................      85,764
                                                                     -------
                                                                     609,408
                                                                     =======
CONSUMER STAPLES -- 1.31%
        800        American Italian Pasta Co. ..................      33,520
        600        Performance Food Group Co. (b) ..............      21,702
                                                                     -------
                                                                      55,222
                                                                     =======
ENERGY -- 5.57%
        600        Brown (Tom), Inc. (b) .......................      19,350
      2,800        Key Energy Group, Inc. (b) ..................      28,868
      1,900        Maverick Tube Corp. (b) .....................      36,575
        950        Patina Oil & Gas Corp. ......................      46,541
      1,100        Ultra Petroleum Corp. (b) ...................      27,082
      1,600        Unit Corp. (b) ..............................      37,680
        800        Western Gas Resources, Inc. .................      37,800
                                                                     -------
                                                                     233,896
                                                                     =======

--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
FINANCIAL -- 8.42%
      1,200        Boston Private Financial
                   Holdings, Inc. ..............................     $29,808
      1,500        Commercial Capital
                    Bancorp, Inc. (b) ..........................      32,115
        800        East-West Bancorp, Inc. .....................      42,944
      1,500        Infinity Property & Casualty Corp. ..........      49,575
      1,500        Investors Financial Services Corp. ..........      57,615
      1,300        Jefferies Group, Inc. .......................      42,926
        900        Mercantile Bank Corp. .......................      32,850
        700        Philadelphia Consolidated
                    Holding Corp. (b) ..........................      34,181
      1,400        Prosperity Bancshares, Inc. .................      31,528
                                                                     -------
                                                                     353,542
                                                                     =======
HEALTHCARE -- 20.72%
      2,500        Advancis Pharmaceutical Corp. (b) ...........      18,750
        500        America Service Group, Inc. (b) .............      15,455
      1,000        Atrix Laboratories, Inc. (b) ................      24,040
        800        Bio-Rad Laboratories, Inc. Cl. A (b) ........      46,136
      3,700        BioMarin Pharmaceutical, Inc. (b) ...........      28,745
        900        Caraco Pharmaceutical
                    Laboratories Ltd. (b) ......................       6,732
      1,900        Ciphergen Biosystems, Inc. (b) ..............      21,356
      1,300        Conceptus, Inc. (b) .........................      13,806
      1,700        CYTOGEN Corp. (b) ...........................      18,496
      2,100        Cytyc Corp. (b) .............................      28,896
      2,700        DepoMed, Inc. (b) ...........................      19,143
      2,100        DOV Pharmaceutical, Inc. (b) ................      28,287
        676        Harvard Bioscience, Inc. (b) ................       6,016
      1,400        ILEX Oncology, Inc. (b) .....................      29,750
      1,200        Integra Lifesciences Corp. (b) ..............      34,356
        400        LCA-Vision, Inc. (b) ........................       8,468
        900        Lifepoint Hospitals, Inc. (b) ...............      26,505
      2,300        Medical Action Industries, Inc. (b) .........      43,033
      2,800        Nektar Therapeutics (b) .....................      38,108
        600        Neurocrine Biosciences, Inc. (b) ............      32,724
      2,600        Noven Pharmaceuticals, Inc. (b) .............      39,546
        800        Priority Healthcare
                    Corp. Series B (b) .........................      19,288
      2,000        Protein Design Labs, Inc. (b) ...............      35,800
      1,800        Salix Pharmaceuticals, Inc. (b) .............      40,806
      3,000        Serologicals Corp. (b) ......................      55,800
      1,500        SonoSite, Inc. (b) ..........................      32,160
        600        Taro Pharmaceutical
                    Industries Ltd. (b) ........................      38,700
      1,600        Telik, Inc. (b) .............................      36,816
        600        The Advisory Board Co. (b) ..................      20,946


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
10                                    INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

SMALL CAP EQUITY (CONTINUED)

--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
        800        U.S. Physical Therapy, Inc. (b) .............    $ 12,584
        900        WellChoice, Inc. (b) ........................      31,050
        500        Zoll Medical Corp. (b) ......................      17,740
                                                                    --------
                                                                     870,038
                                                                    ========
INDUSTRIAL -- 11.61%
      1,600        AGCO Corp. (b) ..............................      32,224
        900        Arbitron, Inc. (b) ..........................      37,548
        197        Central Freight Lines, Inc. (b) .............       3,497
      1,200        Chicago Bridge & Iron Co. ...................      34,680
        400        Corporate Executive Board Co. (b) ...........      18,668
        600        Cuno, Inc. (b) ..............................      27,018
      1,300        DRS Technologies, Inc. (b) ..................      36,114
      2,800        EGL, Inc. (b) ...............................      49,168
      1,600        Exult, Inc. (b) .............................      11,392
      1,400        Genesee & Wyoming, Inc. Cl. A (b) ...........      44,100
      1,200        Heartland Express, Inc. .....................      29,028
        700        Mercury Computer Systems, Inc. (b) ..........      17,430
      1,300        Navigant Consulting Co. (b) .................      24,518
      1,200        NCO Group, Inc. (b) .........................      27,324
        750        Old Dominion Freight Line (b) ...............      25,560
      1,200        Sirva, Inc. (b) .............................      23,448
        800        Sylvan Learning Systems, Inc. (b) ...........      23,032
        600        UTI Worldwide, Inc. .........................      22,758
                                                                    --------
                                                                     487,507
                                                                    ========
MATERIALS -- 2.19%
        700        AMCOL International Corp. ...................      14,210
      2,850        Jarden Corp. (b) ............................      77,919
                                                                    --------
                                                                      92,129
                                                                    ========

--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
MULTIMEDIA -- 0.84%
      1,100        Cumulus Media, Inc. (b) .....................    $ 24,200
        600        Journal Communications, Inc. ................      11,118
                                                                    --------
                                                                      35,318
                                                                    ========
TECHNOLOGY -- 29.41%
      1,296        Activision, Inc. (b) ........................      23,587
      1,500        Alliance Gaming Corp. (b) ...................      36,975
        900        Anixter International, Inc. (b) .............      23,292
      1,300        Applied Films Corp. (b) .....................      42,926
      2,300        Artisan Components, Inc. (b) ................      47,150
        900        August Technology Corp. (b) .................      16,695
      3,100        Borland Software Corp. (b) ..................      30,163
      2,700        Brocade Communications
                    Systems, Inc. (b) ..........................      15,606
      1,800        Brooks Automation, Inc. (b) .................      43,506
      2,700        Captiva Software Corp. (b) ..................      34,182
      1,000        Coherent, Inc. (b) ..........................      23,800
      3,200        Cray, Inc. (b) ..............................      31,776
        600        Cymer, Inc. (b) .............................      27,714
      1,000        Digital River, Inc. (b) .....................      22,100
      4,000        Digitas, Inc. (b) ...........................      37,280
        800        DSP Group, Inc. (b) .........................      19,928
      4,300        Entegris, Inc. (b) ..........................      55,254
      1,600        Epicor Software Corp. (b) ...................      20,416
        900        F5 Networks, Inc. (b) .......................      22,590
      1,300        Global Imaging Systems, Inc. (b) ............      41,275
        800        Integrated Circuit Systems, Inc. (b) ........      22,792
      1,700        Itron, Inc. (b) .............................      31,212
      3,000        IXYS Corp. (b) ..............................      28,050
      3,300        Lattice Semiconductor Corp. (b) .............      31,944
      1,300        Magma Design Automation, Inc. (b) ...........      30,342
      1,500        Manhattan Associates, Inc. (b) ..............      41,460
      4,100        Micromuse, Inc. (b) .........................      28,290
        600        Modem Media, Inc. (b) .......................       4,902
      3,400        Monolithic System
                    Technology, Inc. (b) .......................      29,070
      1,100        MTC Technologies, Inc. (b) ..................      35,442
      2,200        Mykrolis Corp. (b) ..........................      35,376
      6,700        OpenTV Corp. (b) ............................      22,445
        900        PEC Solutions, Inc. (b) .....................      15,255
      3,600        Pinnacle Systems, Inc. (b) ..................      30,708
        800        Planar Systems, Inc. (b) ....................      19,456
      2,800        Quovadx, Inc. (b) ...........................      13,720
      6,300        Silicon Image, Inc. (b) .....................      45,549
      3,900        Silicon Storage Technology, Inc. (b) ........      42,900
      1,800        Skyworks Solutions, Inc. (b) ................      15,660
        500        Take-Two Interactive Software (b) ...........      14,405


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

SMALL CAP EQUITY (CONTINUED)

--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
      3,200        TiVo, Inc. (b) ..............................  $   23,680
      5,697        Transmeta Corp. (b) .........................      19,370
      1,400        Verity, Inc. (b) ............................      23,366
        800        Zoran Corp. (b) .............................      13,912
                                                                  ----------
                                                                   1,235,521
                                                                  ==========
TELECOMMUNICATIONS -- 0.92%
      7,800        Finisar Corp. (b) ...........................      24,414
      2,600        GRIC Communications, Inc. (b) ...............      14,040
                                                                  ----------
                                                                      38,454
                                                                  ==========
TOTAL COMMON STOCKS ............................................   4,011,035
(COST $3,142,427)                                                 ==========

--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 4.08% ---------------
    171,265        Wells Fargo Prime Investment
                    Money Market ...............................  $  171,265
                                                                  ==========
TOTAL INVESTMENT COMPANIES .....................................     171,265
(COST $171,265)                                                   ==========

TOTAL INVESTMENTS ..............................................   4,182,300
(COST $3,313,691)(a) -- 99.58%

Other assets in excess of liabilities -- 0.42% .................      17,655
                                                                  ==========
NET ASSETS -- 100.00% ..........................................  $4,199,955
                                                                  ==========

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR TAX BASIS UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.

(b)  NON-INCOME PRODUCING SECURITY.











SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
12                                      INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GROWTH AND INCOME
--------------------------------------------------------------------------------

Stock selection within the financial sector aided the Portfolio's performance relative to the S&P 500/Barra Value Index(1). Several of the Portfolio's financial services holdings benefited from strong quarterly earnings announcements. Industrials sector holdings also contributed positively to performance for the year. Certain of the Portfolio's holdings within this sector also benefited from reported news of stronger-than-expected quarterly earnings. In addition, the Portfolio's overweighting in the information technology sector, relative to the S&P 500/Barra Value Index(1), further added to performance.

Portfolio stock selection in the health care sector detracted from relative performance during the twelve months ended December 31, 2003. Certain of the Portfolio's pharmaceutical company holdings, in particular, have been hurt by announcing falling expectations and increased competition for drugs. Stock selection within the consumer discretionary sector also hurt relative Portfolio performance for the period. Specifically, a Portfolio holding in the consumer product manufacturing business was hurt by announcing weaker-than-anticipated sales in recent months. Additionally, the Portfolio's overweighting of the consumer staples sector, compared to the S&P 500/Barra Value Index(1), detracted from its performance.

OUTLOOK

Toward the end of 2003, we added selectively to some of the Portfolio's undervalued consumer staples sector stocks. We continue to maintain a cyclical bias in the Portfolio, focusing on consumer cyclical, basic materials and technology stocks, which we expect should benefit from continued strengthening in the U.S. economy. Going forward, we will continue to implement the disciplined investment process and philosophy that has guided our firm for over seventy years.

(1) The S&P 500/Barra Value Index is an unmanaged capitalization-weighted index of all the stocks in the S&P 500 that have low price-to-book ratios. The S&P 500 Index is an unmanaged index of 500 leading stocks. Indices are unmanaged, do not reflect the deduction of fees and expenses, and are not available for direct investment.

LORD, ABBETT & CO. LLC

TOP HOLDINGS

--------------------------------------------------------------------------------
                                                    % OF TOTAL
                 ---------------------------------------------
                 EXXON MOBIL CORP. .............        5.4%
                 DEERE & COMPANY ...............        2.8%
                 CITIGROUP, INC. ...............        2.5%
                 APPLE COMPUTER, INC. ..........        2.3%
                 AMERICAN INT'L GROUP ..........        2.2%
                 ---------------------------------------------
                 TOTAL .........................       15.2%
                 ---------------------------------------------
AS OF DECEMBER 31, 2003, SCHEDULE OF INVESTMENTS. SUBJECT TO CHANGE.


TOTAL RETURN AS OF DECEMBER 31, 2003


                              [PLOT POINTS GRAPH]

                       THREE          SIX                                  SINCE COMMENCEMENT
                       MONTHS        MONTHS      ONE YEAR     FIVE YEAR    NOVEMBER 13, 1997
---------------------------------------------------------------------------------------------
Growth and Income       14.06%        17.57%       31.83%        6.33%*           7.83%*
---------------------------------------------------------------------------------------------


PERFORMANCE DATA CONTAINED IN THIS REPORT IS FOR PAST PERIODS ONLY. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND SHARE VALUE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

 *AVERAGE ANNUAL TOTAL RETURN.

**INDEX IS UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT.



--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

GROWTH & INCOME

--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.53%
BASIC MATERIALS -- 9.90%
      3,900        Alcoa, Inc. .................................  $  148,200
      1,100        Barrick Gold Corp. ..........................      24,981
      1,600        du Pont (E.I.) de Nemours & Co. .............      73,424
      3,600        International Paper Co. .....................     155,196
      2,300        Newmont Mining Corp. ........................     111,803
        400        Potash Corp. of Saskatchewan, Inc. ..........      34,592
      2,200        Praxair, Inc. ...............................      84,040
      1,500        Rohm & Haas Co. .............................      64,065
        600        Weyerhaeuser Co. ............................      38,400
                                                                  ----------
                                                                     734,701
                                                                  ==========
CAPITAL GOODS -- 8.01%
        800        Caterpillar, Inc. ...........................      66,416
      3,600        Corning, Inc. (b) ...........................      37,548
      3,200        Deere & Co. .................................     208,160
        900        Eaton Corp. .................................      97,182
        700        Emerson Electric Co. ........................      45,325
        300        Parker Hannifin Corp. .......................      17,850
      4,600        Tyco International Ltd. .....................     121,900
                                                                  ----------
                                                                     594,381
                                                                  ==========
CONSUMER CYCLICAL -- 14.18%
      7,100        (The) Walt Disney Co. .......................     165,643
      1,900        Clear Channel Communications, Inc.                 88,977
        300         Gannett Co., Inc. ..........................      26,748
      5,600        Gap, Inc. ...................................     129,976
      1,200        Illinois Tool Works, Inc. ...................     100,692
        300        Kimberly-Clark Corp. ........................      17,727
      3,800        Limited Brands, Inc. ........................      68,514
      1,600        Newell Rubbermaid, Inc. .....................      36,432
      1,400        NIKE, Inc. Cl. B ............................      95,844
      1,100        Staples, Inc. (b) ...........................      30,030
      2,400        Target Corp. ................................      92,160
      2,500        Tribune Co. .................................     129,000
      2,400        Waste Management, Inc. ......................      71,040
                                                                  ----------
                                                                   1,052,783
                                                                  ==========

--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 6.93%
      2,500        Archer-Daniels-Midland Co. ..................  $   38,050
        600        Diageo PLC ADR ..............................      31,716
      1,600        General Mills, Inc. .........................      72,480
      1,600        Gillette Co. ................................      58,768
        200        H.J. Heinz Co. ..............................       7,286
      1,600        Kellogg Co. .................................      60,928
      3,700        Kraft Foods, Inc. ...........................     119,214
      2,700        PepsiCo, Inc. ...............................     125,874
                                                                  ----------
                                                                     514,316
                                                                  ==========
ENERGY -- 11.04%
      3,900        Baker Hughes, Inc. ..........................     125,424
      1,200        BP PLC ADR ..................................      59,220
        300        Constellation Energy Group, Inc. ............      11,748
      9,800        Exxon Mobil Corp. ...........................     401,800
      1,200        GlobalSantaFe Corp. .........................      29,796
      1,700        Progress Energy, Inc. .......................      76,942
      2,100        Schlumberger Ltd. ...........................     114,912
                                                                   ---------
                                                                     819,842
                                                                  ==========
FINANCIAL -- 17.89%
        400        Allstate Corp. ..............................      17,208
      2,500        American International Group, Inc. ..........     165,700
      3,600        Bank One Corp. ..............................     164,124
        600        CIGNA Corp. .................................      34,500
      3,800        Citigroup, Inc. .............................     184,452
      1,900        FleetBoston Financial Corp. .................      82,935
        300        Goldman Sachs Group, Inc. ...................      29,619
        600        Hartford Financial Services
                    Group, Inc. ................................      35,418
      1,200        J.P. Morgan Chase & Co. .....................      44,076
      3,900        Mellon Financial Corp. ......................     125,229
      1,500        Merrill Lynch & Co. .........................      87,975
      1,900        The Bank of New York
                    Company, Inc. ..............................      62,928
        300        Travelers Property Casualty Corp.
                    Cl. B ......................................       5,091
      2,600        U.S. Bancorp ................................      77,428
      2,500        Wachovia Corp. ..............................     116,475
      1,600        Wells Fargo & Co. ...........................      94,224
                                                                  ----------
                                                                   1,327,382
                                                                  ==========


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14                                      INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

GROWTH & INCOME (CONTINUED)

--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
HEALTHCARE -- 8.12%
        900        Abbott Laboratories .........................  $   41,940
      1,100        Baxter International, Inc. ..................      33,572
      1,100        Cardinal Health, Inc. .......................      67,276
      1,600        Merck & Co., Inc. ...........................      73,920
      1,507        Monsanto Co. ................................      43,371
      1,900        Novartis AG .................................      87,191
      6,000        Schering-Plough Corp. .......................     104,340
        700        Tenet Healthcare Corp. (b) ..................      11,235
      3,300        Wyeth Corp. .................................     140,085
                                                                  ----------
                                                                     602,930
                                                                  ==========
MEDIA & ENTERTAINMENT -- 1.97%
      3,300        Viacom, Inc. Cl. B ..........................     146,454
                                                                  ==========
TECHNOLOGY -- 11.93%
      1,600        Agilent Technologies, Inc. (b) ..............      46,784
      8,100        Apple Computer, Inc. (b) ....................     173,097
      4,400        Comcast Corp., Special Cl. A (b) ............     137,632
     11,500        EMC Corp. (b) ...............................     148,580
     11,100        Motorola, Inc. ..............................     156,177
      3,500        Solectron Corp. (b) .........................      20,685
      1,200        Teradyne, Inc. (b) ..........................      30,540
      1,200        Texas Instruments, Inc. .....................      35,256
      9,900        Xerox Corp. (b) .............................     136,620
                                                                  ----------
                                                                     885,371
                                                                  ==========

--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 4.46%
      1,000        BellSouth Corp. .............................  $   28,300
        900        Cox Communications, Inc. Cl. A (b) ..........      31,005
      7,400        Qwest Communications
                   International, Inc. (b) .....................      31,968
      3,000        SBC Communications, Inc. ....................      78,210
      4,600        Verizon Communications, Inc. ................     161,368
                                                                  ----------
                                                                     330,851
                                                                  ==========
TRANSPORTATION & SERVICES -- 2.16%
      2,100        AMR Corp. (b) ...............................      27,195
        400        Canadian National Railway Co. ...............      25,312
      1,300        CSX Corp. ...................................      46,722
      3,400        Delta Air Lines, Inc. .......................      40,154
        300        Union Pacific Corp. .........................      20,844
                                                                  ----------
                                                                     160,227
                                                                  ==========
UTILITIES -- 0.94%
        600        FPL Group, Inc. .............................      39,252
        700        Public Service Enterprise Group, Inc.              30,660
                                                                  ----------
                                                                      69,912
                                                                  ----------
TOTAL COMMON STOCKS ............................................   7,239,150
(COST $5,839,953)                                                 ----------

TOTAL INVESTMENTS -- 97.53% ....................................   7,239,150
(COST $5,839,953)(a)

Other assets in excess of liabilities -- 2.47% .................     183,700
                                                                  ----------
NET ASSETS -- 100.00% ..........................................  $7,422,850
                                                                  ==========

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR TAX BASIS UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.

(b)  NON-INCOME PRODUCING SECURITY.

ADR AMERICAN DEPOSITORY RECEIPT.





SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             15
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BALANCED
--------------------------------------------------------------------------------

The IMSF Balanced Portfolio generated a total return (price change and reinvested distributions) of 36.58% for the year ending December 31, 2003. The average balanced fund, as measured by Lipper Analytical Services, registered a return of 19.94% for the year. The portfolio's stronger relative performance was driven by a heavy weighting in consumer cyclical and technology stocks.

Top stocks in the consumer cyclical sector included retailers like Barnes & Noble (+82%), cruise lines like Carnival (+59%), casinos like Ameristar (+74%) and education companies like ITT Education (+129%). Top stocks in the technology sector included names such as Atmel (+170%), National Semiconductor (+162%) and Wind River Systems (+114%).

The equity portion of the portfolio continues to be guided by our identification of well-researched long-term trends. Each company owned must be positioned with a positive long-term (3-5 year) operating environment. Additionally, the majority of our stock holdings have no or very little debt and produce cash flow in excess of their needs to operate and grow their businesses. The sectors we emphasize at any point in time is largely driven by relative valuation. Near the end of 2003 and into early 2004 we have been trimming technology, consumer cyclical and financial holdings based on valuation concerns. Sectors that have attractive valuations and where we have been adding to stock weightings include healthcare, consumer staples and energy.

The bond portfolio has a high yield orientation, which helped the fund maintain a healthy level of income during a continued period of very low interest rates. Several of the fund's convertible securities appreciated greatly during the period. Top performing convertible securities included names such as Fleetwood, Texas Industries and Conexant Systems. The corporate bond portfolio performed well in 2003 with no defaults. We are keeping corporate bonds at a historically low weighting and the bonds we do own have relatively short maturities. With U.S. Treasury rates at 40 year lows and high yield spreads at 10 year lows we see few bargains in corporate bonds. We are strong believers that interest rates will move higher as 2004 progresses.

Our outlook for common stocks during the coming year is positive. The economy is finally responding to fiscal and monetary stimulus and the growth outlook is robust. Corporate revenue and profit growth is very strong. Corporate cash flow is particularly robust as companies have been slow to hire and reinvest. However, we feel strong job growth is just around the corner which will increase confidence in the sustainability of economic growth. The main risks we see for 2004 are higher interest rates and higher energy prices. As long as upward moves are modest we don't see a derailing of the upward trend in stock prices. The portfolio paid total dividend and capital gains distributions of $0.2068 and $0.5386 for the period.

We look forward to tracking the fund with you in future letters. All of us on the KCM research team thank you for your confidence in our management of the IMSF Balanced Portfolio.

KORNITZER CAPITAL MANAGEMENT, INC.

TOP HOLDINGS

--------------------------------------------------------------------------------
                                                           % OF TOTAL
        -------------------------------------------------------------
        U.S. TREASURY BILLS 02/19/04 .................        5.3%
        U.S. TREASURY NOTES 2.875%, 6/30/04 ..........        4.3%
        GALEN HOLDINGS ADR ...........................        3.3%
        AMERISTAR CASINOS, INC. ......................        2.9%
        HARRAH'S ENTERTAINMENT, INC. .................        2.7%
        -------------------------------------------------------------
        TOTAL ........................................       18.5%
        -------------------------------------------------------------
AS OF DECEMBER 31, 2003, SCHEDULE OF INVESTMENTS. SUBJECT TO CHANGE.


TOTAL RETURN AS OF DECEMBER 31, 2003

                      THREE          SIX                                 SINCE COMMENCEMENT
                      MONTHS        MONTHS      ONE YEAR     FIVE YEAR   NOVEMBER 13, 1997
-------------------------------------------------------------------------------------------
Balanced .........     8.25%        16.08%       36.58%        7.50%*          5.03%*
-------------------------------------------------------------------------------------------


PERFORMANCE DATA CONTAINED IN THIS REPORT IS FOR PAST PERIODS ONLY. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND SHARE VALUE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

 *AVERAGE ANNUAL TOTAL RETURN.

**INDICES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT.

--------------------------------------------------------------------------------
16                                      INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

BALANCED

--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 64.67%
BASIC MATERIALS -- 0.00%
        783        Eagle Geophysical, Inc. (b)(d) ..............   $       0
                                                                   =========
CONSUMER CYCLICAL -- 19.13%
      5,600        Ameristar Casinos, Inc. (b) .................     137,032
      3,000        Argosy Gaming Co. (b) .......................      77,970
      1,400        Barnes & Noble, Inc. (b) ....................      45,990
      2,000        Carnival Corp. ..............................      79,460
      2,200        DeVry, Inc. (b) .............................      55,286
      1,100        Ethan Allen Interiors, Inc. .................      46,068
      1,000        Harley-Davidson, Inc. .......................      47,530
      2,550        Harrah's Entertainment, Inc. ................     126,913
      1,250        McDonald's Corp. ............................      31,038
        326        Philips Services Corp. (b)(d) ...............          82
      1,400        Rent-A-Center, Inc. (b) .....................      41,832
      3,900        The ServiceMaster Co. .......................      45,435
      5,400        Ultimate Electronics, Inc. (b) ..............      41,202
      1,200        Weight Watchers
                    International, Inc. (b) ....................      46,044
      2,700        WMS Industries, Inc. (b) ....................      70,740
                                                                   ---------
                                                                     892,622
                                                                   =========
ENERGY -- 2.97%
        300        ChevronTexaco Corp. .........................      25,917
      1,700        Halliburton Co. .............................      44,200
      1,000        Kerr-Mcgee Corp. ............................      46,490
        600        Unocal Corp. ................................      22,098
                                                                   ---------
                                                                     138,705
                                                                   =========
FINANCIAL -- 8.42%
      1,500        American Express Co. ........................      72,345
      1,000        Bank of America Corp. .......................      80,430
      4,950        Janus Capital Group, Inc. ...................      81,230
      1,700        Morgan Stanley ..............................      98,378
        950        Northern Trust Corp. ........................      44,099
        500        Principal Financial Group, Inc. .............      16,535
                                                                   ---------
                                                                     393,017
                                                                   =========

--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
HEALTHCARE -- 22.82%
        750        Abbott Laboratories .........................  $   34,950
      3,100        Axcan Pharma, Inc. (b) ......................      48,515
      3,350        Bristol-Myers Squibb Co. ....................      95,810
      1,400        Charles River Laboratories
                    International, Inc. (b) ....................      48,062
     10,600        Elan Corp. PLC (b) ..........................      73,034
      3,000        Galen Holdings PLC ..........................     155,996
      1,000        Johnson & Johnson, Inc. .....................      51,660
      5,000        Mentor Corp. ................................     120,300
      1,750        Merck & Co., Inc. ...........................      80,850
      1,100        Millipore Corp. (b) .........................      47,355
      3,400        Pharmaceutical Product
                   Development, Inc. (b) .......................      91,698
      5,600        Schering-Plough Corp. .......................      97,384
        900        Shire Pharmaceuticals
                    Group PLC (b) ..............................      26,145
        300        Taro Pharmaceutical
                    Industries Ltd. (b) ........................      19,350
      1,750        Wyeth Corp. .................................      74,288
                                                                  ----------
                                                                   1,065,397
                                                                  ==========
TECHNOLOGY -- 8.41%
        950        Analog Devices, Inc. ........................      43,368
      1,800        Applied Materials, Inc. (b) .................      40,410
      7,100        Atmel Corp. (b) .............................      42,671
      1,200        Dell, Inc. (b) ..............................      40,752
      1,300        Intel Corp. .................................      41,860
      2,300        Microsoft Corp. .............................      63,341
      1,100        National Semiconductor Corp. (b) ............      43,351
      1,500        Scientific-Atlanta, Inc. ....................      40,950
      4,100        Wind River Systems, Inc. (b) ................      35,916
                                                                  ----------
                                                                     392,619
                                                                  ==========
TELECOMMUNICATIONS -- 0.73%
      2,000        Nokia Corp., Cl. A ..........................      34,000
                                                                  ==========
TRANSPORTATION -- 1.37%
        950        FedEx Corp. .................................      64,125
                                                                  ==========
TRANSPORTATION & SERVICES -- 0.82%
      2,375        Southwest Airlines Co. ......................      38,333
                                                                  ----------
TOTAL COMMON STOCKS ............................................   3,018,818
(COST $2,777,447)                                                ==========


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

BALANCED (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS -- 20.83%
BUILDING MATERIALS -- 2.43%
   $100,000        Texas Industries, Inc.,
                    10.25%, 06/15/11 (c) .......................    $113,500
                                                                    ========
CONSUMER CYCLICAL -- 5.04%
     15,000        Circus Circus Enterprise, Inc.,
                    7.625%, 07/15/13 ...........................      16,013
     20,000        Isle of Capri Casinos, Inc.,
                    8.75%, 04/15/09 ............................      21,100
      5,000        John Q. Hammons Hotels,
                    8.875%, 05/15/12 ...........................       5,538
     15,000        Mandalay Resort Group,
                    10.25%, 08/01/07 ...........................      17,400
     25,000        MGM Mirage, Inc.,
                    8.375%, 02/01/11 ...........................      28,437
     10,000        Park Place Entertainment Corp.,
                    8.875%, 09/15/08 ...........................      11,350
     25,000        Park Place Entertainment Corp.,
                    8.125%, 05/15/11 ...........................      28,156
     65,000        Penn National Gaming, Inc.,
                    8.875%, 03/15/10 ...........................      70,849
     25,000        Royal Caribbean Cruises Ltd.,
                    7.50%, 10/15/27 ............................      24,625
     10,000        WCI Communities, Inc.,
                    10.625%, 02/15/11 ..........................      11,350
                                                                    --------
                                                                     234,818
                                                                    ========
CONSUMER STAPLES -- 3.65%
     80,000        Barnes & Noble, Inc.,
                    5.25%, 03/15/09 ............................      86,900
      6,000        Elizabeth Arden, Inc.,
                    11.75%, 02/01/11 ...........................       7,170
     14,000        French Fragrances, Inc.,
                    10.375%, 05/15/07 ..........................      14,554
     15,000        Ingles Markets, Inc.,
                    8.875%, 12/01/11 ...........................      15,150
     30,000        Nash-Finch Co.,
                    8.50%, 05/01/08 ............................      30,150
     15,000        Pilgrim's Pride Corp.,
                    9.625%, 09/15/11 ...........................      16,575
                                                                    --------
                                                                     170,499
                                                                    ========

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
ENERGY -- 2.69%
   $  5,000        Swift Energy Co.,
                    9.375%, 05/01/12 ...........................    $  5,525
     50,000        Tesoro Petroleum Corp.,
                    9.625%, 04/01/12 ...........................      55,000
     80,000        United Refining Co.,
                    10.75%, 06/15/07 ...........................      65,200
                                                                    --------
                                                                     125,725
                                                                    ========
FINANCIAL -- 3.59%
     25,000        Ford Motor Credit Co.,
                    5.80%, 01/12/09 ............................      25,774
     50,000        Host Marriott Corp.,
                    9.25%, 10/01/07 ............................      56,125
     40,000        NCO Group, Inc.,
                    4.75%, 04/15/06 ............................      40,800
     45,000        The BISYS Group, Inc.,
                    4.00%, 03/15/06 ............................      44,888
                                                                    --------
                                                                     167,587
                                                                    ========
HEALTHCARE -- 2.52%
     20,000        Aaipharma, Inc.,
                    11.00%, 04/01/10 ...........................      22,800
     50,000        ICN Pharmaceuticals, Inc.,
                    6.50%, 07/15/08 ............................      53,063
     40,000        Ivax Corp.,
                    5.50%, 05/15/07 ............................      41,650
                                                                    --------
                                                                     117,513
                                                                    ========
INDUSTRIAL -- 0.00%
      1,282        Philip Services Corp.,
                    6.00%, 04/15/10 (d) ........................           0
                                                                    ========
MEDIA & ENTERTAINMENT -- 0.69%
     35,000        Charter Communication Holdings,
                    11.125%, 01/15/11 ..........................      32,288
                                                                    ========
TECHNOLOGY -- 0.22%
     10,000        Lucent Technologies, Inc.,
                    7.25%, 07/15/06 ............................      10,200
                                                                    ========
TOTAL CORPORATE BONDS ..........................................     972,130
(COST $912,517)                                                     ========

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
18                                      INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

BALANCED (CONTINUED)

--------------------------------------------------------------------------------
SHARES OR
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED AND AGENCY
OBLIGATIONS -- 9.68%
U.S. TREASURY BILLS -- 5.35%
   $250,000        0.92%, 02/19/04 .............................  $  249,735
                                                                  ==========
TREASURY NOTES -- 4.33%
    200,000        2.875%, 06/30/04 ............................     201,891
                                                                  ==========
TOTAL U.S. GOVERNMENT SPONSORED AND
AGENCY OBLIGATIONS .............................................     451,626
(COST $451,428)                                                   ==========

CONVERTIBLE PREFERRED STOCKS -- 3.09%
BASIC MATERIALS -- 0.00%
      2,000        Bethlehem Steel Corp. .......................          30
                                                                  ==========
BUILDING MATERIALS -- 0.84%
        900        TXI Capital Trust, Inc. .....................      38,970
                                                                  ==========
ENERGY -- 1.48%
      6,000        ICO Holdings, Inc. ..........................      68,940
                                                                  ==========
FINANCIAL -- 0.77%
      1,000        Fleetwood Capital Trust (b) .................      36,125
                                                                  ==========
TOTAL CONVERTIBLE PREFERRED STOCKS .............................     144,065
(COST $241,732)                                                   ==========

--------------------------------------------------------------------------------
SHARES OR
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS -- 0.72%
INDUSTRIAL -- 0.00%
   $ 38,825        Philip Services Corp.,
                    0.00%, 04/15/20 (d) ........................  $        0
                                                                  ==========
TECHNOLOGY -- 0.72%
     35,000        Conexant Systems, Inc.,
                    4.00%, 02/01/07 ............................      33,513
                                                                  ==========
TOTAL CONVERTIBLE CORPORATE BONDS ..............................      33,513
(COST $79,824)                                                    ==========

PREFERRED STOCK -- 0.02%
MEDIA & ENTERTAINMENT -- 0.02%
         50        Adelphia Communications Corp. ...............         763
                                                                  ==========
TOTAL PREFERRED STOCK ..........................................         763
(COST $5,069)                                                     ==========

INVESTMENT COMPANIES -- 1.05%
     48,831        Wells Fargo Prime Investment
                    Money Market ...............................      48,831
                                                                  ==========
TOTAL INVESTMENT COMPANIES .....................................      48,831
(COST $48,831)                                                    ==========

TOTAL INVESTMENTS ..............................................   4,669,746
(COST $4,516,848) (a) -- 100.06%

Liabilities in excess of other assets -- (0.06)% ...............      (2,658)
                                                                  ==========
NET ASSETS -- 100.00% ..........................................  $4,667,088
                                                                  ==========

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR TAX BASIS UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.

(b)  NON-INCOME PRODUCING SECURITY.

(c) RULE 144A, SECTION 4(2), OR OTHER SECURITY, WHICH IS RESTRICTED AS TO RESALE TO QUALIFIED PURCHASERS.

(d)  FAIR VALUED SECURITY.





SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME
--------------------------------------------------------------------------------

The Intermediate Fixed Income portfolio of the Investors Mark Series Fund family enjoyed out performance and positive returns in both the second half and the entire year 2003. Third quarter GDP at 8.2% was surprisingly stronger than expected. Tax cuts and an increasingly confident consumer boosted economic activity. Despite the remarkable growth, inflation remained tame with year-over-year consumer price inflation falling to 1.1%. Bond yields rose modestly, anticipating an eventual end to the Federal Reserve's one percent interest rate bonanza. Compared to earlier in the year, Treasury yields stayed within a narrow range as low inflation and strong growth offset each other.

Despite the minor rise in rates, financial conditions continued to be supportive. While raising eyebrows in the financial press, the weaker dollar is largely favorable for the competitive position of U.S. companies. Higher stock prices, solid corporate profits and lingering effects from the summer's tax cuts continued to bolster growth going in to 2004. The weak job market and the elusive pickup in business spending are the two greatest risks to the sustainability of the current economic recovery.

Ten year Treasury yields experienced considerable volatility, rising from 3.5% to 4.6% and settling back down again to 4.46%. As they had for virtually the entire year, investment grade and high yield corporate bonds outperformed other fixed income sectors. Steady improvement in the profit picture, ratings momentum, and default rate benefited corporate bond returns. The portfolio's overweighting in BBB-rated and high yield bonds, and credit upgrades in securities such as BskyB, greatly benefited performance. By almost any measure, mortgage-backed securities are rich and we continue to believe mortgages are overvalued and unattractive in a high volatility interest rate environment. Performance was also positively impacted by our move to a bulleted yield curve exposure and longer duration posture in the fourth quarter. As the yield curve steepened, our overweight in the 3-5 year area was beneficial. As rates declined in response to the Fed's strong intention to remain on hold, our longer duration stance worked well.

Despite better-than-expected GDP growth, inflation fell in 2003, and two years into the official recovery, the economy has generated very few new jobs. As long as inflation remains well behaved and the unemployment rate stays high, we believe the Fed will be slow to raise short-term interest rates. With the Fed Funds rate pegged at 1%, the yield curve will also likely remain steep. In this environment we believe an overweight in five-year bonds is attractive. Corporate bond fundamentals remain positive and merit an overweight. We don't believe mortgage-backed securities offer value at current spreads and hold an underweight in the sector versus the benchmark.

STANDISH MELLON ASSET MANAGEMENT COMPANY, LLC

TOP HOLDINGS
--------------------------------------------------------------------------------
                                                           % OF TOTAL
        -------------------------------------------------------------
        U.S. TREASURY NOTES 3.25%, 08/15/08 ..........       15.9%
        FEDERAL NATIONAL MORTGAGE ASSOCIATION
         TBA 6.00%, 01/01/34 .........................        4.9%
        U.S. TREASURY NOTES 4.00%, 11/15/12 ..........        4.1%
        FEDERAL NATIONAL CONVENTIONAL LOAN
         6.50%, 01/01/33 .............................        3.5%
        FEDERAL NATIONAL MORTGAGE ASSOCIATION
         TBA 5.50%, 01/01/34 .........................        3.1%
        -------------------------------------------------------------
        TOTAL ........................................       31.5%
        -------------------------------------------------------------
AS OF DECEMBER 31, 2003, SCHEDULE OF INVESTMENTS. SUBJECT TO CHANGE.


TOTAL RETURN AS OF DECEMBER 31, 2003

                      THREE         SIX                                 SINCE COMMENCEMENT
                      MONTHS       MONTHS      ONE YEAR     FIVE YEAR   NOVEMBER 13, 1997
------------------------------------------------------------------------------------------
Intermediate Fixed
 Income ..........     0.69%        0.88%        5.10%        6.01%*          5.95%*
------------------------------------------------------------------------------------------


PERFORMANCE DATA CONTAINED IN THIS REPORT IS FOR PAST PERIODS ONLY. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND SHARE VALUE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

 *AVERAGE ANNUAL TOTAL RETURN.

**INDEX IS UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT.


--------------------------------------------------------------------------------
20                                      INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

INTERMEDIATE FIXED INCOME

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS
-- 61.24%
FEDERAL NATIONAL CONVENTIONAL
LOAN -- 16.55%
   $ 34,528        6.00%, 04/01/18 .............................  $   36,253
     37,355        6.00%, 05/01/29 .............................      38,711
      2,022        8.00%, 10/01/30 .............................       2,186
     31,384        6.50%, 02/01/32 .............................      32,834
    140,977        6.50%, 03/01/32 .............................     147,490
    124,065        7.00%, 05/01/32 .............................     131,412
     19,215        6.50%, 06/01/32 .............................      20,104
     10,815        6.50%, 08/01/32 .............................      11,315
     23,440        6.50%, 09/01/32 .............................      24,525
    186,554        6.50%, 01/01/33 .............................     195,192
    143,153        6.00%, 02/01/33 .............................     148,087
     48,803        5.00%, 06/01/33 .............................      49,658
     91,439        5.50%, 06/01/33 .............................      92,705
                                                                  ----------
                                                                     930,472
                                                                  ==========
FEDERAL NATIONAL MORTGAGE
ASSOCIATION -- 18.62%
    215,000        1.05%, 01/14/04 .............................     214,932
    110,000        3.625%, 09/15/08 ............................     110,847
     24,825        3.53%, 07/01/10 .............................      23,899
     10,000        4.06%, 06/01/13 .............................       9,472
     13,247        7.00%, 11/01/31 .............................      14,046
     98,642        5.50%, 07/01/33 .............................     100,007
    125,000        TBA, 5.00%, 01/01/19 ........................     127,500
    170,000        TBA, 5.50%, 01/01/34 ........................     172,231
    265,000        TBA, 6.00%, 01/01/34 ........................     273,945
                                                                  ----------
                                                                   1,046,879
                                                                  ==========
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION -- 1.67%
      7,805        9.00%, 12/15/17 .............................       8,838
     24,812        2.91%, 06/16/18 (c) .........................      24,640
     20,000        3.61%, 08/16/18 .............................      20,176
      3,285        1.45%, 05/15/29 (c) .........................       3,289
     35,061        6.50%, 10/15/32 .............................      36,975
                                                                  ----------
                                                                      93,918
                                                                  ==========

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
STUDENT LOAN MARKETING
ASSOCIATION -- 0.52%
   $ 15,587        1.17%, 06/16/08 (c) .........................  $   15,597
     13,581        1.20%, 07/27/09 (c) .........................      13,602
                                                                  ----------
                                                                      29,199
                                                                  ==========
U.S. TREASURY BILLS -- 0.44%
     25,000        0.85%, 03/04/04 .............................      24,965
                                                                  ==========
U.S. TREASURY BONDS -- 0.31%
     15,000        6.25%, 05/15/30 .............................      17,314
                                                                  ==========
U.S. TREASURY INFLATION PROTECTED BONDS -- 1.81%
     80,000        3.875%, 01/15/09 ............................     101,933
                                                                  ==========
U.S. TREASURY NOTES -- 21.32%
     55,000        1.25%, 05/31/05 .............................      54,871
     15,000        1.50%, 07/31/05 .............................      14,993
    891,000        3.25%, 08/15/08 .............................     896,710
    235,000        4.00%, 11/15/12 .............................     232,815
                                                                  ----------
                                                                   1,199,389
                                                                  ----------
TOTAL U.S. GOVERNMENT SPONSORED AND
AGENCY OBLIGATIONS .............................................   3,444,069
(COST $3,425,978)                                                 ==========

CORPORATE BONDS -- 37.40%
AUTOMOBILES -- 0.11%
     15,000        General Motors Corp.,
                    0.00%, 03/15/36 ............................       6,227
BANKS & FINANCE -- 0.47%
     20,000        Daimler Chrysler Holding Corp.,
                    6.90%, 09/01/04 ............................      20,635
      5,000        Jefferies Group, Inc.,
                    7.50%, 08/15/07 ............................       5,625
                                                                  ----------
                                                                      26,260
                                                                  ==========


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             21
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

INTERMEDIATE FIXED INCOME (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
BASIC MATERIALS -- 1.99%
    $10,000        Abitibi, Inc.,
                    8.30%, 08/01/05 ............................  $   10,586
     22,000        Abitibi, Inc.,
                    8.50%, 08/01/29 ............................      23,009
      5,000        Abitibi, Inc.,
                    8.85%, 08/01/30 ............................       5,423
     13,000        Ball Corp.,
                    6.875%, 12/15/12 ...........................      13,650
     14,000        ICI Wilmington,
                    4.375%, 12/01/08 ...........................      13,963
     14,000        RPM International, Inc.,
                    6.25%, 12/10/13 (b) ........................      14,222
     20,000        Sappi Papier Holding AG,
                    6.75%, 06/15/12 ............................      21,905
      9,000        UPM-Kymmene Corp.,
                    5.625%, 12/01/14 (b) .......................       9,207
                                                                    --------
                                                                     111,965
                                                                    ========
CAPITAL GOODS -- 0.10%
      3,000        American Standard, Inc.,
                    7.375%, 02/01/08 ...........................       3,330
      2,000        Owens-Brockway Glass
                   Container, Inc.,
                    7.75%, 05/15/11 ............................       2,158
                                                                    --------
                                                                       5,488
                                                                    ========
CONSUMER CYCLICAL -- 6.25%
     25,000        Altria Group, Inc.,
                    5.625%, 11/04/08 ...........................      25,673
     10,000        Altria Group, Inc.,
                    7.00%, 11/04/13 ............................      10,687
     20,000        Aramark Services, Inc.,
                    7.00%, 05/01/07 ............................      22,007
     15,000        British Sky Broadcasting Group PLC,
                    6.875%, 02/23/09 ...........................      16,859
     21,000        British Sky Broadcasting Group PLC,
                    8.20%, 07/15/09 ............................      25,035
     30,000        Carnival Corp.,
                    7.05%, 05/15/05 ............................      31,916
     14,000        Carnival Corp.,
                    6.65%, 01/15/28 ............................      14,417
      5,000        Carnival Corp.,
                    3.75%, 11/15/07 (b) ........................       5,013
      5,000        Chumash Casino,
                    9.00%, 07/15/10 (b) ........................       5,550

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
    $ 5,000        Comcast Cable Communications, Inc.,
                    6.75%, 01/30/11 ............................    $  5,574
      5,000        Comcast Cable Communications, Inc.,
                    7.05%, 03/15/33 ............................       5,460
      5,000        Comcast Corp.,
                    5.50%, 03/15/11 ............................       5,206
     15,000        Echostar DBS Corp.,
                    10.375%, 10/1/2007 .........................      16,519
      5,000        Echostar DBS Corp.,
                    5.75%, 10/01/08 (b) ........................       5,081
     10,000        Hilton Hotels Corp.,
                    7.00%, 07/15/04 ............................      10,300
      2,000        HMH Properties, Inc.,
                    7.875%, 08/01/08 ...........................       2,090
      5,000        International Telecom Satellite,
                    6.50%, 11/01/13 (b) ........................       5,226
     45,000        Liberty Media Corp.,
                    3.50%, 09/25/06 ............................      45,260
     20,000        Mohegan Tribal Gaming Authority,
                    8.375%, 07/01/11 ...........................      21,900
     10,000        Mohegan Tribal Gaming Authority,
                    8.00%, 04/01/12 ............................      10,875
      5,000        Office Depot, Inc.,
                    6.25%, 08/15/13 ............................       5,259
     10,000        P & O Princess Cruises,
                    7.875%, 06/01/27 ...........................      11,572
      5,000        Park Place Entertainment,
                    7.875%, 06/01/05 ...........................       5,369
     25,000        Royal Caribbean Cruises Ltd.,
                    8.75%, 02/02/11 ............................      28,375
      5,000        Royal Caribbean Cruises Ltd.,
                    7.50%, 10/15/27 ............................       4,925
      5,000        Videotron LTEE,
                    6.875%, 01/15/14 (b) .......................       5,188
                                                                    -------
                                                                     351,336
                                                                    ========
CONSUMER STAPLES -- 0.79%
     10,000        Safeway, Inc.,
                    4.125%, 11/01/08 ...........................       9,967
     15,000        Tricon Global Restaurants, Inc.,
                    8.50%, 04/15/06 ............................      16,763
     10,000        Tricon Global Restaurants, Inc.,
                    7.65%, 05/15/08 ............................      11,400
      5,000        Tricon Global Restaurants, Inc.,
                    8.875%, 04/15/11 ...........................       6,088
                                                                     -------
                                                                      44,218
                                                                     =======


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
22                                      INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

INTERMEDIATE FIXED INCOME (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
ENERGY -- 3.56%
    $10,000        Amerada Hess Corp.,
                    7.30%, 08/15/31 ............................    $ 10,357
     20,000        Centerpoint Energy Resources,
                    7.875%, 04/01/13 (b) .......................      22,680
     10,000        First Energy Corp.,
                    5.50%, 11/15/06 ............................      10,367
     15,000        First Energy Corp.,
                    6.45%, 11/15/11 ............................      15,575
     10,000        Haliburton Co.,
                    5.50%, 10/15/10 (b) ........................      10,473
      5,000        Ipalco Enterprises, Inc.,
                    7.625%, 11/14/11 ...........................       5,613
     20,000        Niagara Mohawk Power Corp.,
                    7.75%, 10/01/08 ............................      23,237
     10,000        Northern States Power,
                    7.125%, 07/01/25 ...........................      11,528
     10,000        Pepco Holdings, Inc,
                    5.50%, 08/15/07 ............................      10,706
     15,000        Southern Natural Gas,
                    7.35%, 02/15/31 ............................      14,888
     10,000        Teck Cominco Ltd.,
                    7.00%, 09/15/12 ............................      11,000
     10,000        TXU Corp.,
                    6.375%, 01/01/08 ...........................      10,575
     15,000        TXU Corp.,
                    2.51%, 07/01/28 ............................      13,083
     15,000        Westar Energy, Inc.,
                    7.875%, 05/01/07 ...........................      16,838
     10,000        Xcel Energy, Inc.,
                    7.00%, 12/01/10 ............................      11,355
      2,000        XTO Energy, Inc.,
                    6.25%, 04/15/13 ............................       2,115
                                                                    --------
                                                                     200,390
                                                                    ========
FINANCIAL -- 17.20%
     45,000        American Express Co.,
                    1.51%, 09/17/07 ............................      45,070
     65,000        American Express Co.,
                    1.69%, 01/15/09 ............................      63,808
      3,656        Americredit Automobile
                   Receivables Trust,
                    1.38%, 09/12/07 (c) ........................       3,662
     15,000        Archstone-Smith,
                    5.00%, 08/15/07 ............................      15,752
     25,000        Bear Stearns Commercial
                   Mortgage Securities,
                    4.24%, 08/13/39 ............................      24,832
      7,000        Boston Properties, Inc.,
                    5.625%, 04/15/15 ...........................       7,010

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
    $30,000        Capital One Financial Corp.,
                    6.00%, 08/15/13 ............................     $31,120
     10,000        CBA Capital Trust,
                    5.805%, 12/31/49 (b) .......................      10,359
     15,000        Chase Commercial Mortgage
                    Securities Corp.,
                    6.56%, 05/18/30 ............................      16,674
     10,000        Chevy Chase Bank,
                    6.875%, 12/01/13 ...........................      10,300
     25,000        Citbank Credit Card Issuance Trust,
                    6.65%, 05/15/08 ............................      27,018
     10,000        Citibank Credit Card Issuance Trust,
                    3.50%, 08/16/10 ............................       9,986
     16,840        Citifinancial Mortgage Securities,
                    1.24%, 05/25/33 (c) ........................      16,845
     40,000        CS First Boston Mortgage
                    Securities Corp.,
                    6.505%, 02/15/34 ...........................      44,721
     50,000        Daimler Chrysler Auto Trust,
                    2.88%, 10/08/09 ............................      50,346
      5,000        Duke-Weeks Realty Corp. LP,
                    7.375%, 09/22/05 ...........................       5,442
     10,000        Duke-Weeks Realty Corp. LP,
                    6.95%, 03/15/11 ............................      11,279
      5,000        Eircom Funding,
                    8.25%, 08/15/13 ............................       5,563
      5,000        ERAC USA Finance Co.,
                    8.25%, 05/01/05 (b) ........................       5,395
     15,000        ERAC USA Finance Co.,
                    7.35%, 06/15/08 (b) ........................      17,154
     10,000        Ford Holdings, Inc.,
                    9.30%, 03/01/30 ............................      11,642
     50,000        Ford Motor Credit, Co.,
                    6.875%, 02/01/06 ...........................      53,391
     30,000        Ford Motor Credit Co.,
                    6.70%, 07/16/04 ............................      30,775
     10,000        Fund American Cos, Inc.,
                    5.875%, 05/15/13 ...........................      10,139
     15,000        General Motors Acceptance Corp.,
                    6.38%, 01/30/04 ............................      15,054
     35,000        General Motors Acceptance Corp.,
                    6.75%, 01/15/06 ............................      37,592
     15,000        Goldman Sachs,
                    5.25%, 04/01/13 ............................      15,221
     25,000        HBOS PLC,
                    5.375%, 11/29/49 (b) (c) ...................      25,051
     26,000        Healthcare Realty Trust, Inc.,
                    8.125%, 05/01/11 ...........................      29,816
     10,000        Honda Auto Receivables
                    Owner Trust,
                    2.19%, 05/15/07 (c) ........................      10,021


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             23
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

INTERMEDIATE FIXED INCOME (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
    $20,000        Jefferies Group, Inc.,
                    7.75%, 03/15/12 ............................    $ 22,408
     15,000        Leucadia National Corp.,
                    7.00%, 08/15/13 (b) ........................      15,075
     20,000        MBNA Credit Card Master
                    Note Trust,
                    5.75%, 10/15/08 ............................      21,522
     10,000        MBNA Credit Card Master
                    Note Trust (c),
                    4.95%, 06/15/09 ............................      10,664
      3,000        Moore North America Finance, Inc.,
                    7.875%, 01/15/11 (b) .......................       3,413
     35,000        Morgan Stanley Dean Witter Capital,
                    6.55%, 03/15/30 ............................      38,819
     15,000        National City Corp.,
                    6.875%, 05/15/19 ...........................      17,358
     30,000        Pinnacle Financial Partners, Inc.,
                    8.83%, 08/15/04 (b) ........................      31,238
     25,000        Royal Bank of Scotland,
                    7.82%, 12/31/05 ............................      27,492
     35,000        SLM Corp.,
                    5.00%, 04/15/15 ............................      34,605
     10,000        Spieker Properties LP,
                    6.80%, 05/01/04 ............................      10,152
     15,000        St. George Bank Ltd.,
                    7.15%, 06/18/07 (b) ........................      16,893
     15,000        St. George Bank Ltd.,
                    5.30%, 10/15/15 (b) ........................      15,044
     10,000        Union Planters Bank,
                    5.125%, 06/15/07 ...........................      10,660
      5,000        Vanderbilt Mortgage Finance,
                    6.75%, 03/07/29 ............................       4,917
     25,000        Zions Bancorp,
                    6.00%, 09/15/15 ............................      26,279
                                                                    --------
                                                                     967,577
                                                                    ========
HEALTHCARE -- 0.70%
      5,000        Apogent Technologies, Inc.,
                    6.50%, 05/15/13 ............................       5,238
     15,000        Columbia HCA Health,
                    9.00%, 12/15/14 ............................      18,185
      5,000        HCA Healthcare Co.,
                    7.125%, 06/01/06 ...........................       5,420
      5,000        Wyeth Corp.,
                    6.45%, 02/01/24 ............................       5,139
      5,000        Wyeth Corp.,
                    6.50%, 02/01/34 ............................       5,130
                                                                    --------
                                                                      39,112
                                                                    ========

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
TECHNOLOGY -- 3.94%
    $10,000        AT&T Wireless Services, Inc.,
                    8.125%, 05/01/12 ...........................    $ 11,781
     10,000        AT&T Wireless Services, Inc.,
                    8.75%, 03/01/31 ............................      12,382
     20,000        Deutsche Telekom,
                    8.75%, 06/15/30 ............................      25,640
      5,000        Rogers Cable, Inc.,
                    6.25%, 06/15/13 ............................       5,063
     12,000        KPN NV,
                    8.375%, 10/01/30 ...........................      15,268
     20,000        Sprint Capital Corp.,
                    8.75%, 03/15/32 ............................      23,710
     15,000        Sprint Capital Corp.,
                    8.375%, 03/15/12 ...........................      17,552
     20,000        Telecom Italia Capital Corp.,
                    4.00%, 11/15/08 (b) ........................      20,153
      5,000        Telecom Italia Capital Corp.,
                    5.25%, 11/15/13 (b) ........................       5,021
     13,000        TELUS Corp.,
                    8.00%, 06/01/11 ............................      15,227
     10,000        Tyco International Group SA Ltd.,
                    6.125%, 11/01/08 ...........................      10,750
     26,000        Tyco International Group SA Ltd.,
                    6.125%, 01/15/09 ...........................      27,951
     15,000        Tyco International Group SA Ltd.,
                    6.375%, 10/15/11 ...........................      16,106
      5,000        Tyco International Group SA Ltd.,
                    7.00%, 06/15/28 ............................       5,219
      8,000        Univison Communications, Inc.,
                    7.85%, 07/15/11 ............................       9,525
                                                                    --------
                                                                     221,348
                                                                    ========
UTILITIES -- 2.59%
      8,974        AES Corp.,
                    10.00%, 07/15/05 (b) .......................       9,176
     25,000        Allied Waste, Inc.,
                    8.875%, 04/01/08 ...........................      28,125
     15,000        Allied Waste, Inc.,
                    7.875%, 04/15/13 ...........................      16,313
     10,000        Cleveland Electric Co.,
                    7.67%, 07/01/04 ............................      10,286
      5,000        Cleveland Electric Co.,
                    7.43%, 11/01/09 ............................       5,698
      3,000        Consumers Energy Co.,
                    6.25%, 09/15/06 ............................       3,241
     50,000        Nisource, Inc.,
                    2.70%, 12/17/07 ............................      50,251
      5,000        Nisource, Inc.,
                    7.86%, 03/27/17 ............................       6,047


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
24                                      INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

INTERMEDIATE FIXED INCOME  (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
UTILITIES (CONTINUED)
    $ 5,000        Waste Management, Inc.,
                    7.00%, 07/15/28 ............................  $    5,398
     10,000        Waste Management, Inc.,
                    7.375%, 05/15/29 ...........................      11,289
                                                                     145,824
                                                                  ----------
TOTAL CORPORATE BONDS                                              2,119,745
(COST $2,035,280)                                                 ==========

ASSET BACKED SECURITIES -- 7.46%
BANK HOLDINGS COMPANIES -- 2.86%
     65,000        Discover Card Master Trust,
                    1.44%, 02/16/07 (c) ........................      65,108
     15,000        First Chicago/Lennar Trust,
                    7.96%, 04/29/39 (c) ........................      15,007
     10,000        MBNA Master Credit Card
                    Trust Corp.,
                    1.96%, 10/16/06 (c) ........................      10,018
     15,618        Toyota Auto Receivables
                    Owner Trust,
                    1.18%, 03/15/05 (c) ........................      15,627
     55,000        Toyota Auto Receivables
                    Owner Trust,
                    1.26%, 10/15/07 (c) ........................      55,035
                                                                  ----------
                                                                     160,795
                                                                  ==========
PERSONAL CREDIT INSTITUTIONS -- 0.67%
     30,000        Calwest Industrial Trust,
                    6.13%, 02/15/17 ............................      32,567
      5,000        Capital One Multi-Asset
                    Execution Trust,
                    3.50%, 02/17/09 ............................       5,031
                                                                  ----------
                                                                      37,598
                                                                  ==========
SECURITY BROKERS & DEALERS -- 2.85%
     41,640        Chase Funding Mortgage Loan,
                    1.26%, 02/25/21 (c) ........................      41,644
     45,000        DLJ Commercial Mortgage Corp.,
                    6.24%, 11/12/31 ............................      49,754
     10,000        Merrill Lynch Mortgage,
                    6.96%, 11/21/28 ............................      10,919
     25,000        Morgan Stanley Dean Witter Capital,
                    6.54%, 02/15/31 ............................      27,824
     25,000        Morgan Stanley Dean Witter Capital,
                    6.71%, 12/15/31 ............................      28,077
      1,908        Structured Asset Mortgage
                    Investments, Inc.,
                    6.75%, 05/02/30 ............................       1,867
                                                                  ----------
                                                                     160,085
                                                                  ==========

--------------------------------------------------------------------------------
SHARES OR
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
TOBACCO -- 1.08%
    $15,000        Badger Tob Asset
                    Securitization Corp.,
                    6.125%, 06/01/27 ...........................   $  14,752
     15,000        Golden St.Tob Securitization Corp.,
                    5.00%, 06/01/21 ............................      14,921
     15,000        Golden St.Tob Securitization Corp.,
                    7.875%, 06/01/42 ...........................      16,158
      5,000        Golden St.Tob Securitization Corp.,
                    7.90%, 06/01/42 ............................       5,395
     10,000        Tobacco Settlement Management,
                    6.00%, 05/15/22 ............................       9,571
                                                                      60,797
                                                                  ----------
TOTAL ASSET BACKED SECURITIES ..................................     419,275
(COST $412,450)                                                   ==========

FOREIGN GOVERNMENT OBLIGATIONS -- 1.99%
      5,000        Republic of Columbia,
                    10.75%, 01/15/13 ...........................       5,713
      5,000        Republic of El Salvador,
                    8.50%, 07/25/11 (b) ........................       5,575
      7,000        Republic of South Africa,
                    8.50%, 06/23/17 ............................       8,419
     35,000        Russia Federation Ministry Finance,
                    5.00%, 03/31/30 ............................      33,643
     15,000        United Mexican States,
                    6.375%, 01/16/13 ...........................      15,600
     25,000        United Mexican States,
                    6.625%, 03/03/15 ...........................      25,937
     15,000        United Mexican States,
                    8.30%, 08/15/31 ............................      16,950
TOTAL FOREIGN GOVERNMENT OBLIGATIONS ...........................     111,837
(COST $104,318)                                                   ==========

CONVERTIBLE PREFERRED STOCKS -- 0.32%
MOTOR VEHICLES -- 0.11%
        200        General Motors Acceptance Corp.
                    Series C ...................................       6,460
                                                                  ----------
REAL ESTATE INVESTMENT TRUSTS -- 0.21%
        225        EOP Operating Ltd. ..........................      11,252
                                                                  ----------
TOTAL CONVERTIBLE PREFERRED STOCKS .............................      17,712
(COST $14,883)                                                    ==========


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             25
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

INTERMEDIATE FIXED INCOME  (CONTINUED)

--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
CALL OPTIONS PURCHASED -- 0.04%
      1,100        February 04 / 1,100 .........................  $    2,083
                                                                  ----------
TOTAL CALL OPTIONS PURCHASED ...................................       2,083
(COST $1,616)                                                     ==========

INVESTMENT COMPANIES -- 0.43%
     24,035        Wells Fargo Prime Investment
                    Money Market ...............................      24,035
                                                                  ==========
TOTAL INVESTMENT COMPANIES .....................................      24,035
(COST $24,035)                                                    ==========

TOTAL INVESTMENTS -- 109.17% ...................................   6,138,756
(COST $6,018,560)(a)

Liabilities in excess of other assets -- (9.17)% ...............    (515,641)
                                                                  ----------
NET ASSETS -- 100.00% ..........................................  $5,623,115
                                                                  ==========

TBA TO BE ANNOUNCED

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR TAX BASIS UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.

(b) RULE 144A, SECTION 4(2), OR OTHER SECURITY, WHICH IS RESTRICTED AS TO RESALE TO QUALIFIED PURCHASERS.

(c) VARIABLE RATE SECURITY. THE RATE REFLECTED IN THE STATEMENT OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2003. THE MATURITY DATE REPRESENTS THE ACTUAL MATURITY DATE.










SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
26                                      INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOBAL FIXED INCOME
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

During the second half of the year, global growth accelerated and confidence returned to financial markets. The heavy fighting was over in Iraq and progress was being made on the Korean Peninsula. The Fed had lowered rates to their lowest level since 1958 and the combination of low interest rates and fiscal stimulus was taking hold. The health of global companies was improving with increasing profits and declining credit spreads. Equities were rallying globally as were emerging market stocks and bonds. As the fear of deflation faded, bond yields rose dramatically from the mid-year lows.

PORTFOLIO STRATEGY

The portfolio outperformed its benchmark during the last six months and for the year. Our position in investment grade and high yield corporate bonds and emerging market securities was the largest positive contributor to this outperformance. Our country selection was also positive as we were overweight European markets and zero weighted in Japan. Only Australia and the U.K. underperformed Japan, and we were underweight those markets as well. Our currency exposure was positive for the year relative to the benchmark as we had established positions in the Euro and the Australian, New Zealand and Canadian dollars relative to the U.S. dollar. The dollar declined significantly throughout the year and its decline accelerated in the final quarter.

OUTLOOK

Our outlook for 2004 is favorable for global bonds. We believe that the performance of global economies will be mixed in the coming year with the U.S. growing above trend, Japan on trend and Europe below. Government bond yields in the U.S. will be biased upwards but opportunities for value-added can be found in European bonds as the European Central Bank is likely to lag any moves by the Fed to increase interest rates. Non-government sectors such as corporate and emerging bonds offer value in 2004 as credit quality improves; however the excess returns are likely to be more modest than in 2003.

STANDISH MELLON ASSET MANAGEMENT COMPANY, LLC

TOP HOLDINGS
--------------------------------------------------------------------------------
                                                               % OF TOTAL
        -----------------------------------------------------------------
        BUNDESOBLIGATION 5.00%, 08/19/05 .................        5.1%
        NETHERLANDS GOVERNMENT 5.50%, 07/15/10 ...........        4.0%
        DEUTSCHLAND REPUBLIC 6.25%, 01/04/30 .............        3.9%
        FEDERAL NATIONAL MORTGAGE ASSOCIATION
         TBA 6.00%, 01/01/34 .............................        3.8%
        BUONI POLIENNALI DEL TESORO 4.75%, 07/01/05 ......        3.6%
        ------------------------------------------------------------------
        TOTAL ............................................       20.4%
        -----------------------------------------------------------------
AS OF DECEMBER 31, 2003, SCHEDULE OF INVESTMENTS. SUBJECT TO CHANGE.


TOTAL RETURN AS OF DECEMBER 31, 2003

                            THREE        SIX                                 SINCE COMMENCEMENT
                           MONTHS       MONTHS      ONE YEAR     FIVE YEAR   NOVEMBER 13, 1997
-----------------------------------------------------------------------------------------------
Global Fixed Income.....     0.30%        0.30%        4.84%        5.03%*          5.57%*
-----------------------------------------------------------------------------------------------


PERFORMANCE DATA CONTAINED IN THIS REPORT IS FOR PAST PERIODS ONLY. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND SHARE VALUE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

 *AVERAGE ANNUAL TOTAL RETURN.

**INDEX IS UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT.


--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             27
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

GLOBAL FIXED INCOME

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
GOVERNMENT BONDS -- 50.77%
AUSTRALIA -- 1.96%
 $  170,000          Australian Government,
                    8.75%, 08/15/08 ............................  $  144,561
                                                                  ==========
BELGIUM -- 2.04%
  120,000          Belgium Government,
                    4.25%, 09/28/13 ............................     150,281
                                                                  ==========
BULGARIA -- 0.13%
     4,750         Republic of Bulgaria,
                    1.938%, 07/28/11 (c) .......................       4,677
     5,000         Republic of Bulgaria,
                    1.938%, 07/28/24 (c) .......................       4,980
                                                                  ----------
                                                                       9,657
                                                                  ==========
COLUMBIA -- 0.08%
     5,000         Republic of Columbia,
                    10.75%, 01/15/13 ...........................       5,713
                                                                  ==========
DENMARK -- 2.33%
  1,000,000        Denmark Government,
                    4.00%, 11/15/04 ............................     171,696
                                                                  ==========
EL SALVADOR -- 0.23%
     10,000        El Salvador Government,
                    8.50%, 07/25/11 ............................      11,163
      5,000        El Salvador Government,
                    8.50%, 07/25/11 (b) ........................       5,575
                                                                  ----------
                                                                      16,738
                                                                  ==========
FRANCE -- 2.98%
     66,194        France OAT,
                    3.15%, 07/25/32 ............................      93,779
     95,000        French Government,
                    5.00%, 01/12/06 ............................     125,394
                                                                  ----------
                                                                     219,173
                                                                  ==========

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
GERMANY -- 20.68%
 $  285,000        Bundesobligation,
                    5.00%, 08/19/05 ............................  $  373,516
     95,000        Bundesobligation,
                    4.50%, 08/17/07 ............................     124,940
    200,000        Bundesobligation,
                    3.50%, 10/10/08 ............................     252,298
     85,000        Deutschland Republic,
                    5.00%, 05/20/05 ............................     110,939
     60,000        Deutschland Republic,
                    4.125%, 07/04/08 ...........................      77,754
     75,000        Deutschland Republic,
                    4.00%, 07/04/09 ............................      96,104
     30,000        Deutschland Republic,
                    5.25%, 01/04/11 ............................      40,782
     35,000        Deutschland Republic,
                    5.625%, 01/04/28 ...........................      48,376
     90,000        Deutschland Republic,
                    4.75%, 07/04/28 ............................     110,618
    190,000        Deutschland Republic,
                    6.25%, 01/04/30 ............................     285,650
                                                                  ----------
                                                                   1,520,977
                                                                  ==========
MEXICO -- 0.17%
     10,000        United Mexican States,
                    9.875%, 02/01/10 ...........................      12,650
                                                                  ==========
NETHERLANDS -- 7.19%
    215,000        Netherlands Government,
                    5.50%, 07/15/10 ............................     296,247
    180,000        Netherlands Government,
                    4.00%, 07/15/05 ............................     232,262
                                                                  ----------
                                                                     528,509
                                                                  ==========
PERU -- 0.26%
     10,000        Republic of Peru,
                    8.75%, 11/21/33 ............................      10,050
     10,000   Republic of Peru,
              4.50%, 03/07/17 ..................................       8,984
                                                                  ----------
                                                                      19,034
                                                                  ==========



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
28                                      INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

GLOBAL FIXED INCOME (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
RUSSIA -- 0.13%
 $   10,000        Russian Federation Government,
                    5.00%, 03/31/30 ............................  $    9,613
                                                                  ==========
SINGAPORE -- 1.09%
    120,000        Singapore Government,
                    5.625%, 07/01/08 ...........................      80,416
                                                                  ==========
SOUTH AFRICA -- 0.19%
     45,000        South Africa Government,
                    13.00%, 08/31/10 ...........................       8,068
      5,000        South Africa Government,
                    5.25%, 05/16/13 ............................       6,045
                                                                  ----------
                                                                      14,113
                                                                  ==========
SPAIN -- 6.86%
    125,000        Spain Government,
                    4.25%, 10/31/07 ............................     162,966
     60,000        Spain Government,
                    5.00%, 07/30/12 ............................      80,088
    205,000        Spain Government,
                    3.25%, 01/31/05 ............................     261,775
                                                                  ----------
                                                                     504,829
                                                                  ==========
SWEDEN -- 4.45%
  1,100,000        Sweden Government,
                    8.00%, 08/15/07 ............................     174,243
  1,005,000        Sweden Government,
                    6.50%, 05/05/08 ............................     153,435
                                                                  ----------
                                                                     327,678
                                                                  ==========
TOTAL GOVERNMENT BONDS .........................................   3,735,638
(COST $3,022,558)                                                 ==========

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS -- 38.97%
CANADA -- 0.79%
CABLE -- 0.14%
 $   10,000        Rogers Cable, Inc.,
                    6.25%, 06/15/13 (b) ........................  $   10,125
MINING -- 0.15%
     10,000        Teck Cominco Ltd.,
                    7.00%, 09/15/12 ............................      11,000
RAILROADS -- 0.26%
     25,000        Canadian Pacific Railway,
                    4.90%, 06/15/10 ............................      19,393
TELECOMMUNICATION SERVICES -- 0.24%
     15,000        TELUS Corp.,
                    8.00%, 06/01/11 ............................      17,569
                                                                  ----------
                                                                      58,087
                                                                  ==========
DENMARK -- 4.00%
MORTGAGE -- 4.00%
    230,000        Realkredit Danmark A/S,
                    4.00%, 01/01/06 ............................      39,760
  1,459,511        Realkredit Danmark A/S,
                    6.00%, 10/01/32 ............................     254,574
                                                                  ----------
                                                                     294,334
                                                                  ==========
FRANCE -- 1.20%
TELECOMMUNICATION SERVICES -- 1.02%
     40,000        France Telecom SA,
                    7.25%, 01/28/13 ............................      58,803
     10,000        France Telecom SA,
                    8.125%, 01/28/33 ...........................      16,258
                                                                  ----------
                                                                      75,061
                                                                  ==========
UTILITIES -- 0.18%
     10,000        Veolia Environment,
                    5.875%, 06/27/08 ...........................      13,510
                                                                  ----------
                                                                      88,571
                                                                  ==========


                                              SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             29
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

GLOBAL FIXED INCOME (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
GERMANY -- 0.15%
OIL COMP-INTEGRATED -- 0.15%
 $   10,000        Salomon Brothers (SIBNEFT),
                    10.75%, 01/15/09 ...........................  $   11,250
                                                                  ==========
IRELAND -- 0.10%
BANKING -- 0.10%
      5,000        Allied Irish Banks Ltd.,
                    7.50%, 02/28/11 ............................       7,323
                                                                  ==========
ITALY -- 6.99%
SOVEREIGN -- 6.52%
    205,000        Buoni Poliennali Del Tesoro,
                    4.75%, 07/01/05 ............................     267,277
     15,000        Buoni Poliennali Del Tesoro,
                    7.75%, 11/01/06 ............................      21,329
    145,000        Buoni Poliennali Del Tesoro,
                    4.50%, 03/01/07 ............................     190,399
                                                                  ----------
                                                                     479,005
                                                                  ==========
TELECOMMUNICATION SERVICES -- 0.47%
     25,000        Telecom Italia SPA,
                    6.25%, 02/01/12 ............................      34,388
                                                                  ----------
                                                                     513,393
                                                                  ==========
KOREA -- 0.07%
BANKING -- 0.07%
      5,000        Korea Development Bank,
                    5.75%, 09/10/13 ............................       5,261
                                                                  ==========
LUXEMBOURG -- 2.16%
DIVERSIFIED MANUFACTURING -- 1.35%
     60,000        Tyco International Group SA,
                    5.50%, 11/19/08 ............................      77,573
     20,000        Tyco International Group SA,
                    6.75%, 02/15/11 ............................      21,950
                                                                  ----------
                                                                      99,523
                                                                  ==========
TELECOMMUNICATION SERVICES -- 0.81%
     10,000        Sogerim SA,
                    7.00%, 04/20/11 ............................      14,321
     45,000        Telecom Italia Capital,
                    4.00%, 11/15/08 (b) ........................      45,344
                                                                  ----------
                                                                      59,665
                                                                  ==========
                                                                     159,188
                                                                  ==========

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
NETHERLANDS -- 2.96%
AUTOMOTIVE -- 0.27%
 $   15,000        DaimlerChrysler International
                    Finance BV,
                    6.125%, 03/21/06 ...........................  $   19,975
BEVERAGES -- 0.18%
     10,000        FBG Treasury Europe BV,
                    5.75%, 03/17/05 ............................      13,058
DIVERSIFIED MANUFACTURING -- 0.18%
     10,000        Honeywell Holding BV,
                    5.25%, 12/20/06 ............................      13,112
ENGINEERING -- 1.03%
     60,000        Linde Finance BV,
                    6.00%, 07/03/13 ............................      76,135
STEEL -- 0.19%
     10,000        ThyssenKrupp Finance BV,
                    7.00%, 03/19/09 ............................      13,752
TELECOMMUNICATION SERVICES -- 1.11%
     15,000        Deutsche Telekom AG,
                    8.125%, 05/29/12 ...........................      23,254
     45,000        Deutsche Telekom AG,
                    5.25%, 07/22/13 ............................      45,562
     10,000        Telefonica Europe BV,
                    5.125%, 02/14/13 ...........................      12,989
                                                                  ----------
                                                                      81,805
                                                                  ==========
                                                                     217,837
                                                                  ==========
NORWAY -- 0.09%
TELECOMMUNICATION SERVICES -- 0.09%
      5,000        Telenor ASA,
                    5.875%, 12/05/12 ...........................       6,833
                                                                  ==========
SWAZILAND -- 0.24%
SUPRANATIONAL -- 0.24%
     15,000        European Investment Bank,
                    3.625%, 10/15/13 ...........................      17,851
                                                                  ==========
TUNISIA -- 0.15%
EMERGING MARKETS -- 0.15%
     10,000        Banque Centrale de Tunisie,
                    7.375%, 04/25/12 ...........................      11,316
                                                                  ==========


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
30                                      INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

GLOBAL FIXED INCOME (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM -- 3.91%
BANKING -- 1.63%
 $    5,000        Bank of Ireland Holdings,
                    7.40%, 03/07/11 ............................  $    7,336
      5,000        Barclays Bank PLC,
                    7.50%, 12/15/10 ............................       7,400
     20,000        HBOS PLC,
                    6.05%, 11/23/11 ............................      27,288
     35,000        HBOS PLC,
                    5.375%, 11/29/49 (b) (c) ...................      35,071
     30,000        National Westminster Bank,
                    6.625%, 10/05/09 ...........................      42,159
                                                                  ----------
                                                                     119,254
                                                                  ==========
BEVERAGES -- 0.18%
     10,000        Allied Domecq Financial SVS,
                    5.875%, 06/12/09 ...........................      13,605
CABLE -- 1.46%
     20,000        British Sky Broadcasting Group PLC,
                    7.30%, 10/15/06 ............................      22,286
     60,000        British Sky Broadcasting Group PLC,
                    6.875%, 02/23/09 ...........................      67,438
     15,000        British Sky Broadcasting Group PLC,
                    8.20%, 07/15/09 ............................      17,882
                                                                  ----------
                                                                     107,606
                                                                  ==========
LODGING -- 0.19%
     10,000        Hilton Group Finance PLC,
                    6.50%, 07/17/09 ............................      13,844
TELECOMMUNICATION SERVICES -- 0.09%
      5,000        British Telecom PLC,
                    6.125%, 02/15/06 ...........................       6,706
UTILITIES -- 0.36%
     10,000        NGG Finance PLC,
                    5.25%, 08/23/06 ............................      13,210
     10,000        Transco PLC,
                    5.25%, 05/23/06 ............................      13,189
                                                                  ----------
                                                                      26,399
                                                                  ==========
                                                                     287,414
                                                                  ==========

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
UNITED STATES -- 16.16%
ALUMINUM -- 0.07%
 $    5,000      Alcoa, Inc.,
                    4.25%, 08/15/07 ............................    $  5,203
AUTOMOTIVE -- 1.70%
      5,000        ERAC USA Finance Co.,
                    7.35%, 06/15/08 (b) ........................       5,718
     65,000        General Motors Corp.,
                    6.875%, 09/15/11 ...........................      70,118
     25,000        General Motors Corp.,
                    7.25%, 07/03/13 ............................      35,025
     10,000        Lear Corp.,
                    8.125%, 04/01/08 ...........................      14,316
                                                                    --------
                                                                     125,177
                                                                    ========
BANKING -- 3.40%
     25,000        Chevy Chase Bank,
                    6.875%, 12/01/13 ...........................      25,750
     25,000        Fifth Third Bancorp,
                    4.50%, 06/01/18 ............................      23,281
     10,000        FleetBoston Financial Corp.,
                    7.375%, 12/01/09 ...........................      11,755
     40,000        Household Automotive Trust,
                    1.30%, 09/18/06 ............................      40,023
     30,000        MBNA America,
                    4.375%, 08/19/04 ...........................      38,281
     70,000        MBNA America Master
                    Credit Card Trust,
                    6.35%, 12/15/06 ............................      71,950
     15,000        Union Planters Bank,
                    5.125%, 06/15/07 ...........................      15,991
     23,265        Whole Auto Loan Trust,
                    1.88%, 06/15/05 ............................      23,328
                                                                    --------
                                                                     250,359
                                                                    ========
BROKERAGE SERVICES -- 0.61%
     10,000        Goldman Sachs Group, Inc.,
                    5.70%, 09/01/12 ............................      10,527
     10,000        Goldman Sachs Group, Inc.,
                    4.75%, 07/15/13 ............................       9,764
     10,000        Morgan Stanley Dean Witter Capital,
                    5.75%, 04/01/09 ............................      13,661
     10,000        Morgan Stanley Dean Witter Capital,
                    6.60%, 04/01/12 ............................      11,186
                                                                    --------
                                                                      45,138
                                                                    ========


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

GLOBAL FIXED INCOME (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
CABLE -- 0.77%
 $    5,000        Comcast Cable Communications, Inc.,
                    6.75%, 01/30/11 ............................     $ 5,574
     10,000        Cox Communications, Inc.,
                    7.125%, 10/01/12 ...........................      11,553
      5,000        CSC Holdings, Inc.,
                    7.875%, 12/15/07 ...........................       5,300
     20,000        Echostar DBS Corp.,
                    10.375%, 10/01/07 ..........................      22,025
     10,000        Univison Communications, Inc.,
                    7.85%, 07/15/11 ............................      11,906
                                                                     -------
                                                                      56,358
                                                                     =======
CAPITAL GOODS -- 0.52%
     25,000        Altria Group, Inc.,
                    5.625%, 11/04/08 ...........................      25,672
      5,000        American Standard, Inc.,
                    7.375%, 02/01/08 ...........................       5,550
      5,000        Parker-Hannifin Corp.,
                    6.25%, 11/21/05 ............................       6,672
                                                                     -------
                                                                      37,894
                                                                     =======
CHEMICALS -- 0.34%
     25,000        ICI Wilmington,
                    4.375%, 12/01/08 ...........................      24,933
DEFENSE -- 0.36%
     25,000        Raytheon Co.,
                    6.50%, 07/15/05 ............................      26,652
DIVERSIFIED MANUFACTURING -- 0.56%
     40,000        Tyco International Group SA,
                    6.00%, 11/15/13 (b) ........................      41,400
ENERGY -- 1.10%
     25,000        Firstenergy Corp.,
                    6.45%, 11/15/11 ............................      25,959
     15,000        Haliburton Co.,
                    5.50%, 10/15/10 (b) ........................      15,709
     10,000        Pemex Project Funding Master Trust,
                    6.625%, 04/04/10 ...........................      13,055
     25,000        Pinnacle Financial Partners, Inc.,
                    8.83%, 08/15/04 (b) ........................      26,032
                                                                     -------
                                                                      80,755
                                                                     =======

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.68%
 $    5,000        Allied Waste,
                    7.375%, 01/01/04 ...........................     $ 5,000
      5,000        Republic Services, Inc.,
                    6.75%, 08/15/11 ............................       5,597
     25,000        Waste Management, Inc.,
                    6.875%, 05/15/09 ...........................      27,977
     10,000        Waste Management, Inc.,
                    7.375%, 05/15/29 ...........................      11,289
                                                                     -------
                                                                      49,863
                                                                     =======
FINANCE -- 1.11%
     10,000        Ford Motor Credit Co.,
                    6.875%, 02/01/06 ...........................      10,678
     55,000        Ford Motor Credit Co.,
                    5.75%, 01/12/09 ............................      70,937
                                                                     -------
                                                                      81,615
                                                                     =======
FOOD -- 0.09%
      5,000        Sara Lee Corp.,
                    6.125%, 07/27/07 ...........................       6,816
GAMING -- 0.15%
     10,000        Mohegan Tribal Gaming Authority,
                    8.375%, 07/01/11 ...........................      10,950
GROCERY -- 0.08%
      5,000        Kroger Co.,
                    8.00%, 09/15/29 ............................       6,020
INSURANCE -- 0.14%
     10,000        Travelers Property Casualty Corp.,
                    5.00%, 03/15/13 ............................      10,025
LODGING -- 0.14%
      5,000        Carnival Corp.,
                    3.75%, 11/15/07 (b) ........................       5,013
      5,000        Royal Caribbean Cruises Ltd.,
                    8.25%, 04/01/05 ............................       5,288
                                                                     -------
                                                                      10,301
                                                                     =======
MEDIA & ENTERTAINMENT -- 0.88%
     15,000        AOL Time Warner, Inc.,
                    6.875%, 05/01/12 ...........................      16,912
     35,000        Liberty Media Corp.,
                    3.50%, 09/25/06 ............................      35,202
     10,000        News America Holdings,
                    9.25%, 02/01/13 ............................     12,921
                                                                     -------
                                                                      65,035
                                                                     =======


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
32                                      INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

GLOBAL FIXED INCOME (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
MINING -- 0.16%
 $   10,000        Inco Ltd.,
                    7.75%, 05/15/12 ............................  $   11,684
PAPER PRODUCTS -- 0.75%
      5,000        Fort James Corp.,
                    4.75%, 06/29/04 ............................       6,354
     35,000        Fort James Corp.,
                    6.625%, 09/15/04 ...........................      35,875
     10,000        International Paper Co.,
                    5.375%, 08/11/06 ...........................      13,145
                                                                  ----------
                                                                      55,374
                                                                  ==========
REITS -- 0.30%
     15,000        Boston Properties, Inc.,
                    6.25%, 01/15/13 ............................      16,124
      5,000        EOP Operating LP,
                    7.875%, 07/15/31 ...........................       5,872
                                                                  ----------
                                                                      21,996
                                                                  ==========
RETAIL -- 0.24%
      5,000        Office Depot, Inc.,
                    6.25%, 08/15/13 (b) ........................       5,259
     10,000        YUM! Brands, Inc.,
                    8.875%, 04/15/11 ...........................      12,175
                                                                  ----------
                                                                      17,434
                                                                  ==========
TELECOMMUNICATION SERVICES -- 1.14%
     30,000        AT&T Wireless Services, Inc.,
                    8.75%, 03/01/31 ............................      37,146
      5,000        Intelsat Ltd.,
                    6.50%, 11/01/13 (b) ........................       5,226
     15,000        Sprint Capital Corp.,
                    8.75%, 03/15/32 ............................      17,783
     20,000        Sprint Capital Corp.,
                    8.375%, 03/15/12 ...........................      23,403
                                                                  ----------
                                                                      83,558
                                                                  ==========

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
UTILITIES -- 0.87%
 $   10,000        Niagara Mohawk Power Corp.,
                    7.75%, 10/01/08 ............................  $   11,619
     10,000        Northern States Power Co.,
                    8.00%, 08/28/12 ............................      12,212
     10,000        Progress Energy, Inc.,
                    7.00%, 10/30/31 ............................      10,744
     15,000        Public Service Company of Colorado,
                    7.875%, 10/01/12 ...........................      18,235
     10,000        TXU Energy Co.,
                    7.00%, 03/15/13 (b) ........................      11,083
                                                                  ----------
                                                                      63,893
                                                                  ==========
                                                                   1,188,433
                                                                  ==========
TOTAL CORPORATE BONDS ..........................................   2,867,091
(COST $2,510,776)                                                 ==========

U.S. GOVERNMENT SPONSORED AND
AGENCY OBLIGATIONS -- 10.40%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.65%
     45,222        6.00%, 07/01/17 .............................      47,468
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.13%
    350,000        1.05%, 01/14/04 .............................     349,889
     16,783        6.50%, 10/01/32 .............................      17,560
    270,000        TBA 6.00%, 01/01/34 .........................     279,113
     25,000        TBA 6.50%, 01/01/34 .........................      26,148
                                                                  ----------
                                                                     672,710
                                                                  ==========
U.S. TREASURY BONDS -- 0.55%
     35,000        6.25%, 05/15/30 .............................      40,400
U.S. TREASURY NOTES -- 0.07%
      5,000        4.00%, 11/15/12 .............................       4,954
                                                                  ==========
TOTAL U.S. GOVERNMENT SPONSORED
AND AGENCY OBLIGATIONS .........................................     765,532
(COST $754,985)                                                   ==========



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             33
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

GLOBAL FIXED INCOME (CONTINUED)

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
LUXEMBOURG -- 0.17%
DIVERSIFIED MANUFACTURING -- 0.17%
 $    9,000        Tyco International Group SA,
                    3.125%, 01/15/23 (b) .......................  $   12,353
                                                                  ==========
TOTAL CONVERTIBLE BONDS ........................................      12,353
(COST $9,000)                                                     ==========

PUT OPTIONS PURCHASED -- 0.47%
AUSTRALIA DOLLAR -- 0.12%
    135,000        Apr 04/ .700 ................................       8,640
CANADIAN DOLLAR -- 0.09%
    140,000        Jan 04/ 1.325 ...............................       3,643
    145,000        May 04/ 1.30 ................................       3,045
                                                                  ----------
                                                                       6,688
                                                                  ==========
EURO -- 0.15%
     65,000        Mar 04/ 1.145 ...............................       6,443
    145,000        Mar 04/ 1.23 ................................       4,553
                                                                  ----------
                                                                      10,996
                                                                  ==========
NEW ZEALAND DOLLAR -- 0.11%
    135,000        Apr 04/ .61 .................................       7,979
                                                                  ==========
TOTAL PUT OPTIONS PURCHASED ....................................      34,303
(COST $13,640)                                                    ==========

CALL OPTIONS PURCHASED -- 0.00%
JAPANESE YEN -- 0.00%
    130,000        May 04 / 130.000 ............................           0
                                                                  ==========
TOTAL CALL OPTIONS PURCHASED ...................................           0
(COST $2,795)                                                     ==========

--------------------------------------------------------------------------------
SHARES             DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANIES -- 4.29%
     35,081        Wells Fargo Government Institutional
                    Money Market ...............................  $   35,081
    280,440        Wells Fargo Prime Investment
                    Money Market ...............................     280,440
                                                                  ----------
TOTAL INVESTMENT COMPANIES .....................................     315,521
(COST $315,521)                                                   ==========

TOTAL INVESTMENTS ..............................................   7,730,439
(COST $6,629,275) (a) -- 105.07%

Liabilities in excess of other assets -- (5.07)% ...............    (372,825)
                                                                  ==========
NET ASSETS -- 100.00% ..........................................  $7,357,613
                                                                  ==========

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR TAX BASIS UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.

(b) RULE 144A, SECTION 4(2), OR OTHER SECURITY, WHICH IS RESTRICTED AS TO RESALE TO QUALIFIED PURCHASERS.

(c) VARIABLE RATE SECURITY. THE RATE REFLECTED IN THE STATEMENT OF INVESTMENTS IS THE RATE IN EFFECT ON DECEMBER 31, 2003. THE MATURITY DATE REPRESENTS THE ACTUAL MATURITY DATE.





SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
34                                      INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MONEY MARKET
--------------------------------------------------------------------------------

     o There were three major themes reflected in the financial markets during the second half of 2003. These themes were: the economic recovery, the strength in equities and the weakness in the dollar.

     o The economy rebounded strongly during the second half of the year from a weak first half. GDP growth for the first and second quarters of 2003 was 2.0% and 3.1%, respectively. These numbers were weak enough, especially in the face of the high level of fiscal stimulus, to cause speculation that the Fed would take drastic measures to restimulate the economy. As it turned out, economic data began to turn strongly positive just as the second quarter ended. Third quarter GDP growth was 8.2% and projections for the fourth quarter range from 4% to 6%. Data on consumer and capital spending are both strongly positive at this point. The primary area of remaining weakness is employment growth which remains sluggish for this phase of the economic recovery.

     o The stock market reflected the eventual strength in the economy approximately three months sooner than did the economists and the fixed income market. The S&P 500 bottomed in early March and during the second quarter returned approximately 15%. The rally extended through the second half of the year for an additional 15%. For the year, its return was over 26%.

     o The dollar took the opposite track from the stock market, particularly during the fourth quarter. In early September, the Euro traded at 1.08 versus the dollar. By the end of the year, it had moved to 1.25, nearly a 16% appreciation. Negative factors affecting the dollar are the trade deficit, low interest rates, geopolitical uncertainty, and a growing fiscal deficit.

     o The strong economic growth of the second half of the year caused interest rates to rise, particularly during the summer. Interest rates ended the year at approximately the same levels as they started, with the second half rise in rates offsetting the decline during the first half of the year. The Federal Reserve has noted the improved economy but has consistently reiterated that it is taking a patient approach to raising short-term rates. The overnight Fed Funds target rate reached 1.00% in June and remains there today.

STANDISH MELLON ASSET MANAGEMENT COMPANY, LLC

TOTAL RETURN AS OF DECEMBER 31, 2003

                           THREE      SIX                             SINCE COMMENCEMENT
                          MONTHS     MONTHS    ONE YEAR   FIVE YEAR   NOVEMBER 13, 1997
----------------------------------------------------------------------------------------
Money Market .........     0.14%      0.28%      0.68%      3.25%*          3.59%*
----------------------------------------------------------------------------------------

*AVERAGE ANNUAL TOTAL RETURN.






AN INVESTMENT IN THIS PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.


--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             35
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

MONEY MARKET

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED AND AGENCY
OBLIGATIONS -- 100.60%
FEDERAL FARM CREDIT BANK -- 6.00%
 $  150,000        1.055%, 06/10/04 ............................  $  150,000
                                                                  ==========
FEDERAL FARM CREDIT BANK
DISCOUNT NOTES -- 7.98%
    100,000        0.97%, 01/05/04 .............................      99,990
    100,000        1.06%, 06/17/04 .............................      99,505
                                                                  ----------
                                                                     199,495
                                                                  ==========
FEDERAL HOME LOAN BANK DISCOUNT
NOTES -- 23.95%
    499,000        0.70%, 01/02/04 .............................     498,990
    100,000        1.10%, 02/06/04 .............................      99,890
                                                                  ----------
                                                                     598,880
                                                                  ==========
FEDERAL HOME LOAN MORTGAGE
CORPORATION DISCOUNT NOTES -- 15.98%
    100,000        1.09%, 01/05/04 .............................      99,988
    100,000        1.02%, 02/05/04 .............................      99,901
    100,000        1.05%, 03/11/04 .............................      99,796
    100,000        1.20%, 03/25/04 .............................      99,720
                                                                  ----------
                                                                     399,405
                                                                  ==========
FEDERAL NATIONAL MORTGAGE ASSOCIATION
DISCOUNT NOTES -- 20.56%
    100,000        1.10%, 01/20/04 .............................      99,942
    100,000        1.08%, 01/21/04 .............................      99,940
    100,000        1.07%, 02/06/04 .............................      99,893
    100,000        1.09%, 03/03/04 .............................      99,812
    115,000        1.18%, 05/26/04 .............................     114,450
                                                                  ----------
                                                                     514,037
                                                                  ==========

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT            DESCRIPTION                                  MARKET VALUE
--------------------------------------------------------------------------------
STUDENT LOAN MARKETING ASSOCIATION
DISCOUNT NOTES -- 8.00%
 $  100,000        0.75%, 01/05/04 .............................  $   99,991
    100,000        1.00%, 01/26/04 .............................      99,931
                                                                  ----------
                                                                     199,922
                                                                  ==========
U.S. TREASURY BILLS -- 3.99%
    100,000        0.86%, 04/01/04 .............................      99,770
                                                                  ==========
U.S. TREASURY NOTES -- 14.14%
    100,000        3.00%, 01/31/04 .............................     100,163
     50,000        3.625%, 03/31/04 ............................      50,287
    200,000        5.25%, 05/15/04 .............................     203,094
                                                                  ----------
                                                                     353,544
                                                                  ==========
TOTAL U.S. GOVERNMENT SPONSORED AND
AGENCY OBLIGATIONS .............................................   2,515,053
(COST $2,515,053)                                                 ==========

TOTAL INVESTMENTS -- 100.60% ...................................   2,515,053
(COST $2,515,053)(a)

Liabilities in excess of other assets -- (0.60)% ...............     (14,951)
                                                                  ----------
NET ASSETS -- 100.00% ..........................................  $2,500,102
                                                                  ==========

(a) SEE NOTES TO FINANCIAL STATEMENTS FOR TAX BASIS UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES.


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
36                                      INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF RESTRICTED SECURITIES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                                              MARKET VALUE
                                                                 ACQUISITION     ACQUISITION      MARKET        AS % OF
                                                                     DATE            COST          VALUE       NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME
AES Corp., 10.00%, 07/15/05 .................................      12/18/02        $  8,515      $  9,176         0.16%
CBA Capital Trust, 5.805%, 12/31/49 .........................      08/06/03          10,000        10,359         0.18%
Carnival Corp., 3.75%, 11/15/07 .............................      11/10/03           4,982         5,013         0.09%
Centerpoint Energy Resources, 7.875%, 04/01/13 ..............      06/24/03          22,916        22,680         0.40%
Chumash Casino, 9.00%, 07/15/10 .............................      07/03/02           5,124         5,550         0.10%
Echostar DBS Corp., 5.75%, 10/01/08 .........................      10/02/03           5,000         5,081         0.09%
ERAC USA Finance Co., 7.35%, 06/15/08 .......................      06/12/01          14,975        17,154         0.30%
ERAC USA Finance Co., 8.25%, 05/01/05 .......................      11/09/01           5,287         5,395         0.10%
Haliburton Co., 5.50%, 10/15/10 .............................      10/17/03           9,968        10,473         0.19%
HBOS Group PLC, 5.375%, 11/29/49 ............................      10/30/03          24,977        25,051         0.45%
International Telecom Satellite, 6.50%, 11/01/13 ............      11/01/03           4,985         5,226         0.09%
Leucadia National Corp., 7.00%, 08/15/13 ....................      11/20/03          14,756        15,075         0.27%
Moore North America Finance, Inc., 7.875%, 01/15/11 .........      03/14/03           2,993         3,413         0.06%
Pinnacle Financial Partners, Inc., 8.83%, 08/15/04 ..........      08/11/00          30,013        31,238         0.56%
Republic of El Salvador, 8.50%, 07/25/11 ....................      01/16/03           5,388         5,575         0.10%
RPM International, Inc., 6.25%, 12/10/13 ....................      12/09/03          13,956        14,222         0.25%
St. George Bank Ltd., 5.30%, 10/15/15 .......................      10/16/03          14,968        15,044         0.27%
St. George Bank Ltd., 7.15%, 06/18/07 .......................      01/31/02          15,789        16,893         0.30%
Telecom Italia Capital Corp., 4.00%, 11/15/08 ...............      10/29/03          19,991        20,153         0.36%
Telecom Italia Capital Corp., 5.25%, 11/15/13 ...............      11/05/03           4,966         5,021         0.09%
UPM-Kymmene Corp., 5.625%, 12/01/14 .........................      11/21/02           8,966         9,207         0.16%
Videotron LTEE, 6.875%, 01/15/14 ............................      10/08/03           4,954         5,188         0.09%

GLOBAL FIXED INCOME
Carnival Corp., 3.75%, 11/15/07 .............................      11/10/03           4,982         5,013         0.07%
Republic of El Salvador, 8.50%, 07/25/11 ....................      01/10/03           5,388         5,575         0.08%
ERAC USA Finance Co., 7.35%, 06/15/08 .......................      06/05/03           4,992         5,718         0.08%
Haliburton Co., 5.50%, 10/15/10 .............................      10/28/03          14,952        15,709         0.21%
HBOS Group PLC, 5.375%, 11/29/49 ............................      11/11/03          35,214        35,071         0.48%
Intelsat Ltd., 6.50%, 11/01/13 ..............................      10/31/03           4,985         5,226         0.07%
Office Depot, Inc., 6.25%, 08/15/13 .........................      08/11/03           4,986         5,259         0.07%
Pinnacle Financial Partners, Inc., 8.83%, 08/15/04 ..........      08/03/03          25,114        26,031         0.35%
Rogers Cable, Inc., 6.25%, 06/15/13 .........................      06/19/03          10,000        10,125         0.14%
Telecom Italia Capital Corp., 4.00%, 11/15/08 ...............      10/29/03          44,979        45,344         0.62%
TXU Energy Co., 7.00%, 03/15/13 .............................      03/06/03          10,000        11,083         0.15%
Tyco International Group SA, 6.00%, 11/15/13 ................      11/12/03          39,828        41,400         0.56%

BALANCED
Texas Industries, Inc., 7.625%, 07/15/13 ....................      05/30/03         100,000       113,500         2.43%





SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             37
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2003

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     LARGE CAP        LARGE CAP          MID CAP
                                                                                       VALUE           GROWTH            EQUITY
 ASSETS:
  Investments, at cost .........................................................  $   2,985,282    $   3,752,006     $    3,372,132
                                                                                  =================================================
  Investments, at value ........................................................  $   3,866,110    $   4,288,961     $    4,261,006
  Cash .........................................................................             --          120,535            149,647
  Cash held as collateral for futures ..........................................             --               --                 --
  Receivables:
   Investments sold ............................................................             --               --                 --
   Fund shares sold ............................................................             --              101                 --
   Interest and dividends ......................................................          5,134            2,576              2,483
   Unrealized appreciation on forward foreign currency contracts ...............             --               --                 --
   Variation margin ............................................................             --               --                 --
   Receivable from advisor .....................................................            912            1,449              2,744
                                                                                  -------------------------------------------------
    Total assets: ..............................................................      3,872,156        4,413,622          4,415,880
                                                                                  -------------------------------------------------
 LIABILITIES AND NET ASSETS:
  Payables:
   Payable to advisor ..........................................................             --               --                 --
   Administration fees .........................................................            190              218                220
   Transfer agent fees .........................................................             99               84                127
   Custodian fees ..............................................................            829            2,197                855
   Accounting fees .............................................................          2,833            2,824              3,364
   Directors'/Trustees' fees ...................................................          2,189            2,485              2,488
   Dividends ...................................................................             --               --                 --
   Investments purchased .......................................................          5,292               --                 --
   Fund share redemptions ......................................................            811           33,094                902
   Unrealized depreciation on forward foreign currency contracts ...............             --               --                 --
   Options written, at value ...................................................             --               --                 --
   Other .......................................................................         12,145           13,800             13,816
                                                                                  -------------------------------------------------
    Total liabilities: .........................................................         24,388           54,702             21,772
                                                                                  -------------------------------------------------
NET ASSETS .....................................................................  $   3,847,768    $   4,358,920     $    4,394,108
                                                                                  =================================================
 NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital) ..................................  $   3,668,766    $   5,564,733     $    3,460,896
  Accumulated undistributed net investment income (loss) .......................            479               --              2,260
  Accumulated undistributed net realized gain (loss)
   on sale of investments, foreign currency transactions,
   futures contracts and options contracts written .............................       (702,305)      (1,742,768)            42,078
  Net unrealized appreciation in value of investments,
   translation of assets and liabilities in foreign currency, futures contracts,
   forward foreign currency contracts, and options contracts written ...........        880,828          536,955            888,874
                                                                                  -------------------------------------------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES ....................................  $   3,847,768    $   4,358,920     $    4,394,108
                                                                                  =================================================
Capital shares, $0.001 par value:
 Authorized ....................................................................    500,000,000      500,000,000        500,000,000
                                                                                  =================================================
 Outstanding ...................................................................        367,984          426,362            334,675
                                                                                  =================================================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE .....................................................................  $       10.46    $       10.22     $        13.13
                                                                                  =================================================


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
38                                      INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------
  SMALL CAP          GROWTH                           INTERMEDIATE         GLOBAL             MONEY
   EQUITY           & INCOME          BALANCED        FIXED INCOME      FIXED INCOME         MARKET
------------------------------------------------------------------------------------------------------
$  3,313,691     $  5,839,953      $  4,516,848      $   6,018,560      $  6,629,275     $   2,515,053
======================================================================================================
$  4,182,300     $  7,239,150      $  4,669,746      $   6,138,756      $  7,730,439     $   2,515,053
      82,818          293,901                --              1,314                --               531
          --               --                --             35,138                --                --
      10,140           17,874                --            154,391                --                --
          67              101                --                 --                --                --
         393            9,394            21,241             52,947           145,685             3,164
          --               --                --                 --            13,612                --
          --               --                --                875                --                --
       4,461               --               416                 --                --             2,265
------------------------------------------------------------------------------------------------------
   4,280,179        7,560,420         4,691,403          6,383,421         7,889,736         2,521,013
------------------------------------------------------------------------------------------------------


          --              685                --              1,254             1,489                --
         210              367               233                285               373               126
          86              200               136                181               274                 4
         418            1,132             1,081                595             2,229               228
       3,596            3,196             3,633              6,865             7,163             2,564
       2,378            4,190             2,739              3,426             4,463             1,637
          --               --                --                 --                --                --
      16,708           58,593                --            721,699           300,753             7,263
      43,620           45,928             1,289              2,768               390                --
          --               --                --                 --           185,175                --
          --               --                --              4,205             7,735                --
      13,208           23,279            15,204             19,028            22,079             9,089
------------------------------------------------------------------------------------------------------
      80,224          137,570            24,315            760,306           532,123            20,911
------------------------------------------------------------------------------------------------------
$  4,199,955     $  7,422,850      $  4,667,088      $   5,623,115      $  7,357,613     $   2,500,102
======================================================================================================


$  4,600,888     $  6,408,118      $  4,522,868      $   5,475,896      $  6,805,969     $   2,500,102
          --              203             8,281             11,130           (38,033)               --
  (1,269,542)        (384,668)          (16,959)            12,566          (341,256)               --
     868,609        1,399,197           152,898            123,523           930,933                --
------------------------------------------------------------------------------------------------------
$  4,199,955     $  7,422,850      $  4,667,088      $   5,623,115      $  7,357,613     $   2,500,102
======================================================================================================
 500,000,000      500,000,000       500,000,000        500,000,000       500,000,000       500,000,000
======================================================================================================
     455,980          559,237           467,095            544,278           737,761         2,500,113
======================================================================================================

$       9.21     $      13.27      $       9.99      $       10.33      $       9.97     $        1.00
======================================================================================================


SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             39
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

----------------------------------------------------------------------------------------------------------------------
                                                                             LARGE CAP      LARGE CAP       MID CAP
                                                                               VALUE          GROWTH         EQUITY
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends ............................................................    $   72,486      $  33,344     $   38,550
  Interest .............................................................            --             --            594
  Less: foreign tax withheld ...........................................            --             --             --
                                                                            ----------------------------------------
                                                                                72,486         33,344         39,144
                                                                            ----------------------------------------

EXPENSES:
  Management fees ......................................................        26,572         29,871         28,928
  Administration fees ..................................................         1,180          1,577          1,547
  Transfer agent fees ..................................................           419            595            453
  Custodian fees .......................................................         1,063          2,962          9,679
  Accounting fees ......................................................        17,806         17,770         21,140
  Professional fees ....................................................        14,402         15,723         15,869
  Directors'/Trustees' fees ............................................         3,264          3,716          3,712
  Other ................................................................         6,897          6,214          5,880
                                                                            ----------------------------------------
   Total expenses before expense reimbursement .........................        71,603         78,428         87,208
   Less: expense reimbursement .........................................        41,711         44,824         54,659
                                                                            ----------------------------------------
    Net expenses .......................................................        29,892         33,604         32,549
                                                                            ----------------------------------------
    Net investment income (loss) .......................................        42,594           (260)         6,595
                                                                            ----------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, FUTURES AND OPTIONS:
  Realized gain (loss) on transactions from:
   Investments .........................................................      (279,733)       (49,603)       361,648
   Foreign exchange contracts ..........................................            --             --             --
   Futures .............................................................            --             --             --
   Option contracts written ............................................            --             --             --
  Change in net unrealized appreciation/depreciation of:
   Investments .........................................................       970,398        957,832        784,615
   Foreign currency translation ........................................            --             --             --
   Futures transactions ................................................            --             --             --
   Option contracts written ............................................            --             --             --
                                                                            ----------------------------------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........    $  733,259      $ 907,969     $1,152,858
                                                                            ========================================



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
40                                      INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

--------------------------------------------------------------------------------------------
  SMALL CAP         GROWTH                        INTERMEDIATE        GLOBAL         MONEY
    EQUITY         & INCOME         BALANCED      FIXED INCOME     FIXED INCOME      MARKET
--------------------------------------------------------------------------------------------
$    5,815       $  108,632      $   33,148       $   2,248        $    3,448      $    --
        --              199          91,569         248,663           308,257       34,381
        --               --              --              --            (9,299)          --
--------------------------------------------------------------------------------------------
     5,815          108,831         124,717         250,911           302,406       34,381
--------------------------------------------------------------------------------------------


    32,371           49,344          31,950          33,338            53,913       11,656
     1,476            2,623           1,706           2,243             2,917        1,141
       559              769             446             550               529          441
    12,603            5,404           3,726          10,272            23,700        3,219
    20,436           19,059          20,582          32,467            36,591       19,018
    15,420           23,241          15,000          19,460            23,994       11,567
     3,560            6,259           4,086           5,162             6,698        2,538
     7,424            7,872             793           5,158             5,569        5,563
--------------------------------------------------------------------------------------------
    93,849          114,571          78,289         108,650           153,911       55,143
    58,071           59,057          42,346          64,201            82,027       40,573
--------------------------------------------------------------------------------------------
    35,778           55,514          35,943          44,449            71,884       14,570
--------------------------------------------------------------------------------------------
   (29,963)          53,317          88,774         206,462           230,522       19,811
--------------------------------------------------------------------------------------------



   269,078          (93,190)        302,604         132,441           500,378           --
        --               --              --              --          (866,242)          --
        --               --              --          (7,483)               --           --
        --               --              --             787            33,031           --
 1,044,753        1,819,860         866,161         (55,560)          473,589           --
        --               --              --              --           (38,683)          --
        --               --              --           4,290            (5,957)          --
        --               --              --           1,107            13,147           --
--------------------------------------------------------------------------------------------
$1,283,868       $1,779,987      $1,257,539       $ 282,044        $  339,785      $19,811
============================================================================================



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             41
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------
                                                                                             LARGE CAP VALUE
                                                                                           2003             2002
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss) ....................................................     $   42,594      $   33,362
  Net realized gain (loss) from investments, foreign currency transactions,
   futures contracts and options contracts written ................................       (279,733)         85,824
  Change in net unrealized appreciation (depreciation) on investments, translation of assets and liabilities in foreign currency, futures contracts
   and options contracts written ..................................................        970,398        (531,372)
                                                                                        --------------------------
    Net increase (decrease) in net assets resulting from operations ...............        733,259        (412,186)

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ...........................................................        (42,327)        (33,200)
  Net realized gain from investment transactions ..................................             --              --
                                                                                        --------------------------
    Total distributions to shareholders ...........................................        (42,327)        (33,200)

CAPITAL SHARE TRANSACTIONS:
  Shares sold .....................................................................         63,990         101,483
  Reinvested distributions ........................................................         42,327          33,200
                                                                                        --------------------------
                                                                                           106,317         134,683
  Shares repurchased ..............................................................        (71,574)       (141,435)
                                                                                        --------------------------
    Net increase (decrease) from capital share transactions .......................         34,743          (6,752)
                                                                                        --------------------------
      Net increase (decrease) in net assets .......................................        725,675        (452,138)

NET ASSETS:
  Beginning of year ...............................................................      3,122,093       3,574,231
                                                                                        --------------------------
  End of year .....................................................................     $3,847,768      $3,122,093
                                                                                        ==========================
  Undistributed net investment income (loss) at end of year .......................     $      479      $      212
                                                                                        ==========================
  Fund share transactions:
    Shares sold ...................................................................          6,907          10,293
    Reinvested distributions ......................................................          4,142           3,901
                                                                                        --------------------------
                                                                                            11,049          14,194
  Shares repurchased ..............................................................         (7,825)        (14,622)
                                                                                        --------------------------
    Net increase (decrease) in fund shares ........................................          3,224            (428)
                                                                                        ==========================



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
42                                      INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
DECEMBER 31, 2003


        LARGE CAP GROWTH                   MID CAP EQUITY                   SMALL CAP EQUITY
     2003              2002             2003             2002             2003             2002
-----------------------------------------------------------------------------------------------
$     (260)     $      3,781       $    6,595       $    9,255       $  (29,963)     $  (29,954)
   (49,603)         (708,413)         361,648         (109,128)         269,078        (336,118)
   957,832          (620,552)         784,615         (408,492)       1,044,753        (613,616)
-----------------------------------------------------------------------------------------------
   907,969        (1,325,184)       1,152,858         (508,365)       1,283,868        (979,688)
    (3,781)               --           (5,662)          (7,928)              --              --
        --                --         (181,560)              --               --              --
-----------------------------------------------------------------------------------------------
    (3,781)               --         (187,222)          (7,928)              --              --


   295,836           331,577          119,980          183,592          202,420         180,232
     3,760                --          187,216            7,928               --              --
-----------------------------------------------------------------------------------------------
   299,596           331,577          307,196          191,520          202,420         180,232
  (190,709)         (261,133)         (95,521)        (177,693)        (229,248)       (194,162)
-----------------------------------------------------------------------------------------------
   108,887            70,444          211,675           13,827          (26,828)        (13,930)
-----------------------------------------------------------------------------------------------


 1,013,075        (1,254,740)       1,177,311         (502,466)       1,257,040        (993,618)
 3,345,845         4,600,585        3,216,797        3,719,263        2,942,915       3,936,533
-----------------------------------------------------------------------------------------------
$4,358,920      $  3,345,845       $4,394,108       $3,216,797       $4,199,955      $2,942,915
===============================================================================================
$       --      $      3,781       $    2,260       $    1,327       $       --      $       --
===============================================================================================


    32,467            34,496           10,420           15,952           26,407          24,828
       374                --           14,457              787               --              --
-----------------------------------------------------------------------------------------------
    32,841            34,496           24,877           16,739           26,407          24,828
   (21,726)          (27,289)          (8,108)         (15,942)         (30,278)        (27,737)
-----------------------------------------------------------------------------------------------
    11,115             7,207           16,769              797           (3,871)         (2,909)
===============================================================================================



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             43
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

                                                                                              GROWTH & INCOME
                                                                                           2003              2002
                                                                                      --------------   ---------------
OPERATIONS:
  Net investment income (loss) ....................................................     $   53,317      $     39,806
  Net realized gain (loss) from investments, foreign currency transactions,
   futures contracts and options contracts written ................................        (93,190)         (262,235)
  Change in net unrealized appreciation (depreciation) on investments, translation of assets and liabilities in foreign currency, futures contracts
   and options contracts written ..................................................      1,819,860        (1,003,800)
                                                                                        ----------------------------
    Net increase (decrease) in net assets resulting from operations ...............      1,779,987        (1,226,229)

DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ...........................................................        (53,114)          (39,859)
  Net realized gain from investment transactions ..................................             --                --
                                                                                        ----------------------------
    Total distributions to shareholders ...........................................        (53,114)          (39,859)

 CAPITAL SHARE TRANSACTIONS:
  Shares sold .....................................................................        473,336         1,049,373
  Reinvested distributions ........................................................         53,114            39,859
                                                                                        ----------------------------
                                                                                           526,450         1,089,232
                                                                                        ----------------------------
  Shares repurchased ..............................................................       (331,846)         (403,361)
                                                                                        ----------------------------
    Net increase (decrease) from capital share transactions .......................        194,604           685,871
                                                                                        ----------------------------
      Net increase (decrease) in net assets .......................................      1,921,477          (580,217)

 NET ASSETS: ......................................................................
  Beginning of year ...............................................................      5,501,373         6,081,590
                                                                                        ----------------------------
  End of year .....................................................................     $7,422,850      $  5,501,373
                                                                                        ============================
  Undistributed net investment income (loss) at end of year .......................     $      203      $         --
                                                                                        ============================
  Fund share transactions:
  Shares sold .....................................................................         42,172            89,260
  Reinvested distributions ........................................................          4,095             3,939
                                                                                        ----------------------------
                                                                                            46,267            93,199
  Shares repurchased ..............................................................        (29,610)          (37,155)
                                                                                        ----------------------------
    Net increase (decrease) in fund shares ........................................         16,657            56,044
                                                                                        ============================



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
44                                      INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
DECEMBER 31, 2003

---------------------------------------------------------------------------------------------------------------------
          BALANCED              INTERMEDIATE FIXED INCOME        GLOBAL FIXED INCOME               MONEY MARKET
     2003           2002           2003           2002           2003           2002            2003            2002
-------------- -------------- -------------- -------------- -------------- -------------- --------------- -----------
$   88,774     $   87,497     $  206,462     $  227,383     $  230,522     $  233,542    $     19,811    $     37,846

   302,604        (41,174)       125,745         35,531       (332,833)      (362,790)             --              75


   866,161       (600,510)       (50,163)       131,628        442,096        571,981              --              --
---------------------------------------------------------------------------------------------------------------------
 1,257,539       (554,187)       282,044        394,542        339,785        442,733          19,811          37,921


   (89,902)       (93,567)      (226,518)      (242,809)            --       (145,498)        (19,811)        (37,846)
  (234,133)            --        (14,981)            --             --             --              --          (2,062)
---------------------------------------------------------------------------------------------------------------------
  (324,035)       (93,567)      (241,499)      (242,809)            --       (145,498)        (19,811)        (39,908)


    97,014        519,421        473,086        954,512         63,259         54,013         672,680       5,179,466
   323,978         93,567        241,436        242,809             --        145,498          22,166          39,908
---------------------------------------------------------------------------------------------------------------------
   420,992        612,988        714,522      1,197,321         63,259        199,511         694,846       5,219,374
---------------------------------------------------------------------------------------------------------------------
  (175,989)      (173,699)      (654,803)      (689,809)       (38,015)       (52,952)     (1,198,968)     (4,668,284)
---------------------------------------------------------------------------------------------------------------------
   245,003        439,289         59,719        507,512         25,244        146,559        (504,122)        551,090
---------------------------------------------------------------------------------------------------------------------
 1,178,507       (208,465)       100,264        659,245        365,029        443,794        (504,122)        549,103


 3,488,581      3,697,046      5,522,851      4,863,606      6,992,584      6,548,790       3,004,224       2,455,121
---------------------------------------------------------------------------------------------------------------------
$4,667,088     $3,488,581     $5,623,115     $5,522,851     $7,357,613     $6,992,584    $  2,500,102    $  3,004,224
=====================================================================================================================
$    8,281     $    3,716     $  (11,130)    $   10,287     $  (38,033)    $  (65,460)   $         --    $         --
=====================================================================================================================

    10,462         57,598         45,145         93,982          6,427          5,182         672,680       5,179,467
    33,025         12,011         23,372         23,781             --         15,364          22,166          39,908
---------------------------------------------------------------------------------------------------------------------
    43,487         69,609         68,517        117,763          6,427         20,546         694,846       5,219,375
   (19,463)       (22,035)       (62,033)       (66,534)        (3,948)        (6,254)     (1,198,968)     (4,668,284)
---------------------------------------------------------------------------------------------------------------------
    24,024         47,574          6,484         51,229          2,479         14,292        (504,122)        551,091
=====================================================================================================================



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             45
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION

Investors Mark Series Fund, Inc. (the "Fund") is registered as a diversified open-end management investment company, of the series type, under the Investment Company Act of 1940, as amended (the "1940 Act"), and was incorporated on June 27, 1997, under the laws of the State of Maryland. The Fund currently consists of the following investment portfolios (individually, a "Portfolio" and collectively, the "Portfolios"): Large Cap Value Portfolio ("Large Cap Value"), Large Cap Growth Portfolio ("Large Cap Growth"), Mid Cap Equity Portfolio ("Mid Cap Equity"), Small Cap Equity Portfolio ("Small Cap Equity"), Growth & Income Portfolio ("Growth & Income"), Balanced Portfolio ("Balanced"), Intermediate Fixed Income Portfolio ("Intermediate Fixed Income"), Global Fixed Income Portfolio ("Global Fixed Income"), and Money Market Portfolio ("Money Market"). The Fund is required to account for the assets of each series separately and to allocate general liabilities of the Fund to each series based upon the net assets of each series. Shares of the Fund are distributed to separate accounts of the former Business Men's Assurance Company of America and Fidelity Security Life Insurance Company.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. SECURITIES VALUATION -- Equity securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last reported sales price on the principal exchange (U.S. or foreign) or official closing price as reported by NASDAQ. Options and futures contracts are valued at last sale price on the exchange on which they are primarily traded. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the mean between the last reported bid and asked prices.

Debt and other fixed income securities (other than short-term obligations) are valued at the last reported sales price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Directors. Short-term securities having a remaining maturity of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investment in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value, are valued at fair value under procedures approved by the Board of Directors.

Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities in Money Market are valued at amortized cost, which approximates market value.


--------------------------------------------------------------------------------
46                                      INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

B. SECURITY TRANSACTIONS AND RELATED INCOME -- Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis, using the level yield method, adjusting for amortization of premium or accretion of discount. Dividend income (less foreign tax withheld, if any) is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

C. OPTIONS -- When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security, which is purchased upon exercise of the option.

Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The following options written were outstanding for Intermediate Fixed Income as of December 31, 2003:

PUT OPTIONS WRITTEN

                                             EXPIRATION        EXERCISE        NUMBER OF        MARKET
ISSUER                                         DATE             PRICE          CONTRACTS        VALUE
------------------------------------------------------------------------------------------------------
United States Treasury ................       Jan-04         $  100.234           550           $  696
United States Treasury ................       Jan-04            100.938           550              713
United States Treasury ................       Jan-04             99.906           550              473
United States Treasury ................       Jan-04             99.828           550              208
United States Treasury ................       Feb-04             95.578         1,100              244
Total Put Options Outstanding                                                                   ------
  (premiums received, $3,674) .........                                                         $2,334
                                                                                                ======



CALL OPTIONS WRITTEN

                                             EXPIRATION        EXERCISE        NUMBER OF        MARKET
ISSUER                                         DATE             PRICE          CONTRACTS        VALUE
------------------------------------------------------------------------------------------------------
United States Treasury ...............        Jan-04         $  100.234           550           $  421
United States Treasury ...............        Jan-04            100.938           550              191
United States Treasury ...............        Jan-04             99.906           550              430
United States Treasury ...............        Jan-04             99.828           550              255
United States Treasury ...............        Feb-04            101.891         1,100              574
Total Call Options Outstanding                                                                  ------
  (premiums received, $2,544) ........                                                          $1,871
                                                                                                ======


--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             47
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Transactions in options written for Intermediate Fixed Income for the year ended December 31, 2003, were as follows:

                                                                            NUMBER OF         PREMIUM
                                                                            CONTRACTS          AMOUNT
                                                                             --------         --------
PUT OPTIONS WRITTEN
Beginning Balance ........................................................      1,850         $  1,470
Opened ...................................................................     16,120           18,481
Expired ..................................................................    (10,970)         (11,855)
Closed ...................................................................     (3,700)          (4,422)
                                                                             -------------------------
Ending Balance ...........................................................      3,300         $  3,674
                                                                             =========================

CALL OPTIONS WRITTEN
Beginning Balance ........................................................      1,850         $  1,173
Opened ...................................................................     17,170           15,161
Expired ..................................................................     (7,120)          (4,869)
Closed ...................................................................     (8,600)          (8,921)
                                                                             -------------------------
Ending Balance ...........................................................      3,300         $  2,544
                                                                             =========================

The following options written were outstanding for Global Fixed Income as of December 31, 2003:

PUT OPTIONS WRITTEN

                                                                                                 USED
                                             EXPIRATION        EXERCISE        NUMBER OF        MARKET
ISSUER                                         DATE             PRICE          CONTRACTS        VALUE
------------------------------------------------------------------------------------------------------
Australian Dollar ....................        Apr-04              0.740         1,350          $ 3,051
Canadian Dollar ......................        Nov-03              1.300         1,000               20
Canadian Dollar ......................        May-04              1.245         1,450            1,073
New Zealand Dollar ...................        Apr-04              0.640         1,350            3,591
                                                                                               -------
Total Put Options Outstanding
  (premiums received, $3,538) ........                                                         $ 7,735

Transactions in options written for Global Fixed Income for the year ended December 31, 2003, were as follows:

                                                                               NUMBER OF       PREMIUM
                                                                               CONTRACTS       AMOUNT
                                                                             -------------------------
PUT OPTIONS WRITTEN
Balance at December 31, 2002 .............................................      2,850          $ 1,885
Opened ...................................................................     10,550            6,496
Expired ..................................................................     (1,200)            (612)
Closed ...................................................................     (7,050)          (4,231)
                                                                             -------------------------
Balance at December 31, 2003 .............................................      5,150          $ 3,538
                                                                             =========================

CALL OPTIONS WRITTEN
Balance at December 31, 2002 .............................................         --          $    --
Opened ...................................................................      3,400            3,518
Closed ...................................................................     (3,400)          (3,518)
                                                                             -------------------------
Balance at December 31, 2003 .............................................         --          $    --
                                                                             =========================

D. FOREIGN CURRENCY TRANSLATION -- The accounting records of the Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Portfolios denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transactions.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Reported net realized foreign currency exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S. dollar


--------------------------------------------------------------------------------
48                                      INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

equivalents of the amounts actually received or paid. Net unrealized foreign currency appreciation or depreciation arises from changes in the values of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

E. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolios may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Portfolio to purchase or sell a specific foreign currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Portfolios' foreign currency exchange contracts might be considered spot (typically a contract of one week or less) contracts or forward (contract length over one week) contracts. Spot contracts are entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Portfolios enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Portfolios do not enter into such contracts for the purpose of earning foreign currency gains). Foreign currency exchange contracts are adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Portfolios record realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Portfolios could be exposed to risk if the counterparty is unable to meet the terms of a forward foreign currency exchange contract or if the value of the foreign currency changes unfavorably.

Following is a summary of forward foreign currency exchange contracts that were outstanding at December 31, 2003 for Global Fixed Income:

CONTRACTS TO SELL CURRENCY:

                                                   FOREIGN         AMOUNT TO BE                        NET UNREALIZED
                                SETTLEMENT         CURRENCY         RECEIVED IN      U.S. $ VALUE       APPRECIATION
                                   DATE        TO BE DELIVERED        U.S. $        AS OF 12/31/03     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Australian Dollar ..........     3/17/04            200,000         $  145,294        $  149,294        $   (4,000)
Canadian Dollar ............     3/17/04             30,000             22,789            23,143              (354)
Danish Krone ...............     3/17/04          3,150,000            512,687           532,565           (19,878)
Euro .......................     3/17/04          3,395,000          4,131,142         4,272,303          (141,161)
Euro for                                             60,000
 Swedish Krone .............     3/2/04             534,240             70,417            75,536            (5,119)
New Zealand Dollar for                              362,233
 Australian Dollar .........     3/4/04             320,000            231,797           235,996            (4,199)
South African Rand .........     1/27/04             70,000              9,936            10,447              (511)
Swedish Krone ..............     3/17/04          2,320,000            312,172           321,452            (9,280)
Singapore Dollar ...........     3/17/04            145,000             84,795            85,468              (673)
                                                                    -------------------------------------------------
                                                                    $5,521,029        $5,706,204        $ (185,175)
                                                                    =================================================

CONTRACTS TO BUY CURRENCY:

                                                    FOREIGN         AMOUNT TO BE                        NET UNREALIZED
                                 SETTLEMENT         CURRENCY         RECEIVED IN      U.S. $ VALUE       APPRECIATION
                                    DATE        TO BE DELIVERED        U.S. $        AS OF 12/31/03     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Australian Dollar for                               320,000
 New Zealand Dollar .........     3/4/04            362,233           $231,798          $239,255           $ 7,457
Danish Krone ................     3/17/04           480,000             80,946            81,153               207
Euro ........................     3/17/04           100,000            123,549           125,841             2,292
Swedish Krone for                                   534,240
 Euro .......................     3/2/04             60,000             70,417            74,073             3,656
                                                                    -------------------------------------------------
                                                                      $506,710          $520,322           $13,612
                                                                    =================================================

F. FUTURES -- Intermediate Fixed Income and Global Fixed Income may utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock markets, enhancing returns, maintaining liquidity, minimizing transaction costs and hedging possible variations in foreign exchange rates. Intermediate


--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             49
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Fixed Income and Global Fixed Income may purchase or sell financial and foreign currency futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indices and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based on their quoted daily settlement prices. Upon entering into a futures contract, Intermediate Fixed Income and Global Fixed Income are required to deposit cash or liquid securities, representing the initial margin, equal to a certain percentage of the contract value. Subsequent changes in the value of the contract, or variation margin, are recorded as unrealized gains or losses. The variation margin is paid or received in cash daily by the Intermediate Fixed Income and Global Fixed Income. Intermediate Fixed Income and Global Fixed Income realize a gain or loss when the contract is closed or expires.

Following is a summary of futures contracts that were outstanding at December 31, 2003 for Intermediate Fixed Income:

                                                                                                           UNREALIZED
                                                               NUMBER        EXPIRATION     CONTRACT      APPRECIATION
                                               POSITION     OF CONTRACTS        DATE         AMOUNT      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
United States 5 Year Note Future ..........      Long            4            3/31/04      $443,614        $  2,886
United States 10 Year Note Future .........      Long            4            3/31/04       447,938           1,125
United States Long Bond ...................      Short           2            3/31/04       215,928          (2,697)

G. REPURCHASE AGREEMENTS -- The Portfolios may enter into repurchase agreements with member banks of the Federal Reserve or registered broker dealers whom the Portfolios' investment advisor deems creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Portfolios plus interest negotiated on the basis of current short-term rates. Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.

H. EXPENSE LIMITATIONS -- On May 1, 2003, RBC Dain Rauscher Corp. ("RBC Dain") purchased from Business Men's Assurance Company of America ("BMA") all of the outstanding shares of common stock of Jones & Babson, Inc. ("J&B"). Investors Mark Advisor, LLC ("Advisor"), the investment manager for the Fund and formerly a wholly-owned subsidiary of J&B, is a wholly-owned subsidiary of RBC Dain. RBC Dain, a Minneapolis, Minnesota-based holding company formed in 1973, provides investment advice and services to individual investors in the western United States and investment banking, research and sales services to corporate and governmental clients nationwide and in Europe through its principal subsidiary, Dain Rauscher Inc. ("Dain Rauscher"). RBC Dain is a wholly owned subsidiary of Royal Bank of Canada, a Canadian chartered bank.

Pursuant to a written contract through May 1, 2005, the Advisor has agreed to pay certain operating expenses in an amount that limits the total operating expenses of the portfolios to an annual rate of .50% of average daily net assets for the Money Market; .80% of average daily net assets for the Intermediate Fixed Income; .90% of average daily net assets for Large Cap Value, Large Cap Growth, Mid Cap Equity, Growth & Income and Balanced; 1.00% of average daily net assets for the Global Fixed Income and 1.05% of average daily net assets for the Small Cap Equity. The Advisor may be reimbursed by the Portfolios for such expenses at a later date. This may be done only if such reimbursement does not cause a Portfolio's expenses to exceed the expense cap percentage shown above.


--------------------------------------------------------------------------------
50                                      INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

At December 31, 2003, the total dollar amounts available for reimbursement to the Advisor are as follows:



                                                                                                    TOTAL
----------------------------------------------------------------------------------------------------------
Large Cap Value ..........................................................................        $ 68,817
Large Cap Growth .........................................................................          67,537
Mid Cap Equity ...........................................................................         106,661
Small Cap Equity .........................................................................          73,616
Growth & Income ..........................................................................          73,262
Balanced .................................................................................          78,941
Intermediate Fixed .......................................................................         146,893
Global Fixed .............................................................................         167,747
Money Market .............................................................................          75,301

I. DISTRIBUTIONS TO CONTRACTHOLDERS -- Dividends from net investment income are declared and paid annually for the Portfolios. Distributable net realized capital gains, if any, are declared and distributed annually for all the Portfolios. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATE

A. MANAGEMENT FEES -- Management fees are paid to the Advisor based on an annual percentage of average daily net assets as listed below:

PORTFOLIO                                                                                      % OF NET ASSETS
--------------------------------------------------------------------------------------------------------------
Large Cap Value ..........................................................................            0.80%
Large Cap Growth. ........................................................................            0.80%
Mid Cap Equity ...........................................................................            0.80%
Small Cap Equity .........................................................................            0.95%
Growth & Income ..........................................................................            0.80%
Balanced . ...............................................................................            0.80%
Intermediate Fixed Income ................................................................            0.60%
Global Fixed Income ......................................................................            0.75%
Money Market .............................................................................            0.40%

B. OTHER -- For the year ended December 31, 2003, Small Cap Equity, Mid Cap Equity, and Large Cap Value incurred $1,975, $225, and $31 respectively, as brokerage commissions with affiliated brokers/dealers.

4. INVESTMENT TRANSACTIONS

Investment transactions for the fiscal year ended December 31, 2003, (excluding short-term securities) are as follows:

                                          PURCHASES             SALES           PURCHASES         SALES
                                       (EXCLUDING U.S.     (EXCLUDING U.S.       OF U.S.         OF U.S.
PORTFOLIO                                GOVERNMENT)         GOVERNMENT)        GOVERNMENT      GOVERNMENT
----------------------------------------------------------------------------------------------------------
Large Cap Value ...................       $1,387,025          $1,155,183       $        --     $        --
Large Cap Growth ..................        5,467,521           5,402,248                --              --
Mid Cap Equity ....................        3,533,222           3,505,209                --              --
Small Cap Equity ..................        4,003,606           4,175,640                --              --
Growth & Income ...................        2,646,173           2,497,232                --              --
Balanced ..........................        1,686,501           1,682,500                --              --
Intermediate Fixed Income .........        2,711,950           1,966,449        16,034,897      15,784,487
Global Fixed Income ...............        8,348,498           7,747,829         4,088,439       4,517,982

--------------------------------------------------------------------------------
5. FEDERAL INCOME TAX INFORMATION

It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from


--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             51
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

all, or substantially all, federal or state income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.

The tax character of distributions paid during the fiscal years ended December 31, 2003 and 2002, was as follows:

                                                                                              2003
                                                                    ----------------------------------------------------------
                                                                    ORDINARY         CAPITAL        RETURN OF
PORTFOLIO                                                            INCOME           GAIN           CAPITAL           TOTAL
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value .............................................       $ 42,327     $         --      $       --     $     42,327
Large Cap Growth ............................................          3,781               --              --            3,781
Mid Cap Equity ..............................................        135,412           51,810              --          187,222
Small Cap Equity ............................................             --               --              --               --
Growth & Income .............................................         53,114               --              --           53,114
Balanced ....................................................         89,902          234,133              --          324,035
Intermediate Fixed Income . .................................        226,518           14,981              --          241,499
Global Fixed Income .........................................             --               --              --               --
Money Market ................................................         19,810               --              --           19,810

                                                                                              2002
                                                                    ----------------------------------------------------------
                                                                    ORDINARY         CAPITAL        RETURN OF
PORTFOLIO                                                            INCOME           GAIN           CAPITAL           TOTAL
------------------------------------------------------------------------------------------------------------------------------
Growth & Income .............................................       $ 39,806        $      --      $       53      $    39,859

As of December 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                                                                                      TOTAL
                                   UNDISTRIBUTED   UNDISTRIBUTED                  ACCUMULATED      UNREALIZED      ACCUMULATED
                                      ORDINARY       LONG-TERM     ACCUMULATED     CAPITAL &     APPRECIATION/      EARNINGS/
PORTFOLIO                              INCOME       CAPITAL GAIN     EARNINGS    OTHER LOSSES   (DEPRECIATION)*     (DEFICIT)
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value .................     $   479         $    --        $   479     $   (700,463)     $  878,986     $    179,002
Large Cap Growth ................          --              --             --       (1,742,768)        536,955       (1,205,813)
Mid Cap Equity ..................      31,733          15,538         47,271               --         885,940          933,211
Small Cap Equity ................          --              --             --       (1,266,303)        865,370         (400,933)
Growth & Income .................         203              --            203         (348,461)      1,362,990        1,014,732
Balanced ........................      20,501           3,067         23,568           (5,662)        126,311          144,217
Intermediate Fixed Income . .....      12,749          23,437         36,186               --         109,022          145,208
Global Fixed Income .............          --              --             --         (469,548)      1,021,192          551,644
Money Market ....................          --              --             --               --              --               --

* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discount.

As of December 31, 2003, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Portfolio was as follows:

                                                                  TAX COST                                            NET
                                                                     OF          UNREALIZED        UNREALIZED      UNREALIZED
PORTFOLIO                                                        SECURITIES     APPRECIATION      DEPRECIATION    APPRECIATION
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value .............................................     $2,987,124       $  887,938      $   (9,042)      $  878,896
Large Cap Growth ............................................      3,752,006          581,656         (44,701)         536,955
Mid Cap Equity ..............................................      3,375,066          909,102         (23,162)         885,940
Small Cap Equity ............................................      3,316,931          945,407         (80,037)         865,370
Growth and Income ...........................................      5,876,160        1,513,194        (150,204)       1,362,990
Balanced ....................................................      4,543,435          601,115        (474,804)         126,311
Intermediate Fixed Income ...................................      6,029,734          135,605         (26,583)         109,022
Global Fixed Income .........................................      6,696,235        1,148,536        (114,332)       1,034,204
Money Market ................................................      2,515,503               --              --               --


--------------------------------------------------------------------------------
52     INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

As of December 31, 2003, the following Portfolios had net capital loss carryforwards and deferred post-October losses to offset future net capital gains or net investment income, if any:

                                     CAPITAL LOSS                 DEFERRED POST-
PORTFOLIO                            CARRYFORWARD     EXPIRES     OCTOBER LOSSES
--------------------------------------------------------------------------------
Large Cap Value .................    $323,653           2008        $  1,874
                                       97,463           2009
                                      277,473           2011
Large Cap Growth ................     816,785           2009              --
                                      876,380           2010
                                       49,603           2011
Mid Cap Equity ..................          --                             --
Small Cap Equity ................     846,565           2009              --
                                      419,738           2010
Growth & Income .................     169,860           2010           3,533
                                      175,068           2011
Balanced ........................          --                          5,662
Intermediate Fixed Income . .....          --                             --
Global Fixed Income .............      64,645           2008              --
                                       20,419           2010
                                       75,561           2011         208,923
Money Market ....................          --                             --

For Corporate contractholders, the following percentages of the total ordinary income distributions paid during the fiscal year ended December 31, 2003 qualify for the corporate dividends received deduction for the following Portfolios:

PORTFOLIO                                                             PERCENTAGE
--------------------------------------------------------------------------------
Large Cap Value .............................................          99.50%
Large Cap Growth ............................................         100.00%
Mid Cap Equity ..............................................          19.03%
Growth & Income .............................................         100.00%
Balanced ....................................................          23.67%
Intermediate Fixed Income ...................................           0.29%
Global Fixed Income .........................................           0.00%
Money Market ................................................           0.00%





--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             53
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

LARGE CAP VALUE

-----------------------------------------------------------------------------------------------------------------------
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                     YEARS ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH YEAR.                                 2003        2002        2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...........................  $  8.56     $  9.79     $ 10.07     $  9.40     $  9.88
                                                                -------------------------------------------------------
 Income from investment operations:
   Net investment income .....................................     0.12        0.09        0.12        0.15        0.22
   Net realized gain (loss) on sale of investments,
    foreign currency transactions, futures contracts
    and options contracts written ............................     1.90       (1.23)      (0.28)       0.67       (0.15)
                                                                -------------------------------------------------------
 Total increase (decrease) from investment operations ........     2.02       (1.14)      (0.16)       0.82        0.07
                                                                -------------------------------------------------------
 Less distributions:
   Dividends from net investment income ......................    (0.12)      (0.09)      (0.12)      (0.15)      (0.22)
   Distributions from realized capital gains .................       --          --          --          --       (0.33)
   Tax return of capital .....................................       --          --          --          --(a)       --
                                                                -------------------------------------------------------
 Total distributions .........................................    (0.12)      (0.09)      (0.12)      (0.15)      (0.55)
                                                                -------------------------------------------------------
Net asset value, end of year .................................  $ 10.46     $  8.56      $  9.79    $ 10.07     $  9.40
                                                                =======================================================
Total return .................................................    23.59%     (11.62%)     (1.59%)      8.79%       0.79%
                                                                =======================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands) .......................  $ 3,848     $ 3,122     $ 3,574     $ 3,510     $ 3,193
Ratio of expenses to average net assets ......................     0.90%       0.90%       0.90%       0.90%       0.90%
Ratio of expenses to average net assets before
 expense reimbursements ......................................     2.15%       1.64%       1.40%       1.45%       1.49%
Ratio of net investment income to average net assets .........     1.28%       0.96%       1.21%       1.61%       2.00%
Ratio of net investment income to average net assets
 before expense reimbursements ...............................     0.03%       0.22%       0.71%       1.06%       1.41%
Portfolio turnover rate ......................................       36%         33%         19%         26%         23%

(a)LESS THAN $0.01 PER SHARE





SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
54     INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

LARGE CAP GROWTH

-----------------------------------------------------------------------------------------------------------------------
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                     YEARS ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH YEAR.                                 2003        2002        2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...........................  $  8.06     $ 11.27     $ 14.94     $ 18.03    $  13.31
                                                                -------------------------------------------------------
 Income from investment operations:
   Net investment income (loss) ..............................       --        0.01       (0.01)      (0.07)      (0.03)
   Net realized gain (loss) on sale of investments, foreign
    currency transactions, futures contracts and options
    contracts written ........................................     2.17       (3.22)      (3.66)      (2.15)       4.75
                                                                -------------------------------------------------------
 Total increase (decrease) from investment operations ........     2.17       (3.21)      (3.67)      (2.22)       4.72
                                                                -------------------------------------------------------
 Less distributions:
   Dividends from net investment income ......................    (0.01)         --          --          --          --
   Distributions from realized capital gains .................       --          --          --       (0.79)         --
   Tax return of capital .....................................       --          --          --       (0.08)         --
                                                                -------------------------------------------------------
 Total distributions .........................................    (0.01)         --          --       (0.87)         --
                                                                -------------------------------------------------------
Net asset value, end of year .................................  $ 10.22     $  8.06     $ 11.27     $ 14.94    $  18.03
                                                                =======================================================
Total return .................................................    26.91%     (28.48%)    (24.56%)    (12.03%)     35.46%
                                                                =======================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands) .......................  $ 4,359     $ 3,346     $ 4,601     $ 5,853    $  4,608
Ratio of expenses to average net assets ......................     0.90%       0.90%       0.90%       0.90%       0.90%
Ratio of expenses to average net assets before
 expense reimbursements ......................................     2.10%       1.57%       1.23%       1.15%       1.49%
Ratio of net investment income to average net assets .........    (0.01%)      0.10%      (0.07%)     (0.44%)     (0.23%)
Ratio of net investment income to average net assets
 before expense reimbursements ...............................    (1.20%)     (0.57%)     (0.40%)     (0.69%)     (0.82%)
Portfolio turnover rate ......................................       150%        83%         54%         78%         72%





SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             55
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

MID CAP EQUITY

-----------------------------------------------------------------------------------------------------------------------
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                     YEARS ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH YEAR.                                 2003        2002        2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...........................  $ 10.12     $ 11.73     $ 12.39     $ 11.30     $ 11.11
                                                                -------------------------------------------------------
 Income from investment operations:
   Net investment income .....................................     0.03        0.03        0.03        0.02        0.04
   Net realized gain (loss) on sale of investments, foreign
    currency transactions, futures contracts and options
    contracts written ........................................     3.57       (1.61)      (0.37)       2.91        0.21
                                                                -------------------------------------------------------
 Total increase (decrease) from investment operations ........     3.60       (1.58)      (0.34)       2.93        0.25
                                                                -------------------------------------------------------
 Less distributions:
   Dividends from net investment income ......................    (0.02)      (0.03)      (0.03)      (0.02)      (0.03)
   Distributions from realized capital gains .................    (0.57)         --       (0.28)      (1.48)      (0.03)
   Tax return of capital .....................................       --          --       (0.01)      (0.22)         --
   In excess of realized capital gains .......................       --          --          --       (0.12)         --
                                                                -------------------------------------------------------
 Total distributions .........................................    (0.59)      (0.03)      (0.32)      (1.84)      (0.06)
                                                                -------------------------------------------------------
Net asset value, end of year .................................  $ 13.13     $ 10.12     $ 11.73     $ 12.39     $ 11.30
                                                                =======================================================
Total return .................................................    35.59%     (13.51%)     (2.70%)     26.92%       2.26%
                                                                =======================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands) .......................  $ 4,394     $ 3,217     $ 3,719     $ 3,588     $ 2,762
Ratio of expenses to average net assets ......................     0.90%       0.90%       0.90%       0.90%       0.90%
Ratio of expenses to average net assets before
 expense reimbursements ......................................     2.41%       1.88%       1.83%       1.91%       2.33%
Ratio of net investment income to average net assets .........     0.18%       0.26%       0.25%       0.18%       0.38%
Ratio of net investment income to average net assets
 before expense reimbursements ...............................    (1.33%)     (0.72%)     (0.68%)    (0.83%)      (1.05%)
Portfolio turnover rate ......................................      102%        119%        151%        120%         97%





SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
56                                      INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SMALL CAP EQUITY

-----------------------------------------------------------------------------------------------------------------------
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                     YEARS ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH YEAR.                                 2003        2002        2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ............................ $  6.40     $  8.51     $  9.45     $ 13.20     $  8.14
                                                                -------------------------------------------------------
 Income from investment operations:
   Net investment income ......................................   (0.07)      (0.07)      (0.05)      (0.05)     (0.05)
   Net realized gain (loss) on sale of investments, foreign
    currency transactions, futures contracts and options
    contracts written .........................................    2.88       (2.04)      (0.87)      (0.65)       5.11
                                                                -------------------------------------------------------
 Total increase (decrease) from investment operations .........    2.81       (2.11)      (0.92)      (0.70)       5.06
                                                                -------------------------------------------------------
 Less distributions:
   Distributions from realized capital gains ..................      --          --          --       (3.05)         --
   In excess of realized capital gains ........................      --          --       (0.02)         --          --
                                                                -------------------------------------------------------
 Total distributions ..........................................      --          --       (0.02)      (3.05)         --
                                                                -------------------------------------------------------
Net asset value, end of year .................................. $  9.21     $  6.40     $  8.51     $  9.45     $ 13.20
                                                                =======================================================
Total return ..................................................   43.91%     (24.79%)     (9.72%)     (2.69%)     62.16%
                                                                =======================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands) ........................ $ 4,200     $ 2,943     $ 3,937     $ 4,085     $ 3,192
Ratio of expenses to average net assets .......................    1.05%       1.05%       1.05%       1.05%       1.05%
Ratio of expenses to average net assets before
 expense reimbursements .......................................    2.75%       1.82%       1.50%       1.45%       2.53%
Ratio of net investment income to average net assets ..........   (0.88%)     (0.90%)     (0.61%)     (0.51%)     (0.61%)
Ratio of net investment income to average net assets
 before expense reimbursements ................................   (2.58%)     (1.67%)     (1.06%)     (0.91%)     (2.09%)
Portfolio turnover rate .......................................     121%        129%        147%        140%        123%





SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             57
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

GROWTH & INCOME

-----------------------------------------------------------------------------------------------------------------------
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                     YEARS ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH YEAR.                                 2003        2002        2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ............................ $ 10.14     $ 12.50     $ 14.21     $ 12.67     $ 11.53
                                                                -------------------------------------------------------
 Income from investment operations:
   Net investment income ......................................    0.10        0.07        0.09        0.14        0.11
   Net realized gain (loss) on sale of investments, foreign
    currency transactions, futures contracts and options
    contracts written .........................................    3.13       (2.36)      (1.04)       1.84        1.80
                                                                -------------------------------------------------------
 Total increase (decrease) from investment operations .........    3.23       (2.29)      (0.95)       1.98        1.91
                                                                -------------------------------------------------------
 Less distributions:
   Dividends from net investment income .......................   (0.10)      (0.07)      (0.07)      (0.14)      (0.11)
   Distributions from realized capital gains ..................      --          --       (0.59)      (0.02)      (0.66)
   Tax return of capital ......................................      --          --       (0.03)      (0.17)         --
   In excess of realized capital gains ........................      --          --       (0.07)      (0.11)         --
                                                                -------------------------------------------------------
 Total distributions ..........................................   (0.10)      (0.07)      (0.76)      (0.44)      (0.77)
                                                                -------------------------------------------------------
Net asset value, end of year .................................. $ 13.27     $ 10.14     $ 12.50     $ 14.21     $ 12.67
                                                                =======================================================
Total return ..................................................   31.83%     (18.29%)    (6.58%)      15.79%      16.65%
                                                                =======================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands) ........................ $ 7,423     $ 5,501     $ 6,082     $ 5,623     $ 3,634
Ratio of expenses to average net assets .......................    0.90%       0.90%       0.90%       0.90%       0.90%
Ratio of expenses to average net assets before
 expense reimbursements .......................................    1.86%       1.36%       1.18%       1.28%       1.67%
Ratio of net investment income to average net assets ..........    0.86%       0.68%       0.74%       1.21%       0.92%
Ratio of net investment income to average net assets
 before expense reimbursements ................................   (0.10%)      0.22%       0.46%       0.83%       0.15%
Portfolio turnover rate .......................................      42%         51%         66%         43%         66%





SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
58                                      INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

BALANCED

-----------------------------------------------------------------------------------------------------------------------
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                     YEARS ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH YEAR.                                 2003        2002       2001(a)      2000        1999
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ............................ $  7.87    $   9.35     $  9.31     $  9.08     $  8.88
                                                                -------------------------------------------------------
 Income from investment operations:
   Net investment income ......................................    0.20        0.22        0.29        0.33        0.45
   Net realized gain (loss) on sale of investments, foreign
    currency transactions, futures contracts and options
    contracts written .........................................    2.67       (1.48)       0.04        0.41        0.28
                                                                -------------------------------------------------------
 Total increase (decrease) from investment operations .........    2.87       (1.26)       0.33        0.74        0.73
                                                                -------------------------------------------------------
 Less distributions:
   Dividends from net investment income .......................   (0.21)      (0.22)      (0.29)      (0.33)      (0.45)
   Distributions from realized capital gains ..................   (0.54)         --          --       (0.13)      (0.08)
   Tax return of capital ......................................      --          --          --       (0.05)         --
                                                                -------------------------------------------------------
 Total distributions ..........................................   (0.75)      (0.22)      (0.29)      (0.51)      (0.53)
                                                                -------------------------------------------------------
Net asset value, end of year .................................. $  9.99    $   7.87     $  9.35     $  9.31     $  9.08
                                                                =======================================================
Total return ..................................................   36.58%     (13.48%)      3.54%       8.42%       8.21%
                                                                =======================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands) ........................ $ 4,667    $  3,489     $ 3,697     $ 3,313     $ 2,971
Ratio of expenses to average net assets .......................    0.90%       0.90%       0.90%       0.90%       0.90%
Ratio of expenses to average net assets before
 expense reimbursements .......................................    1.96%       1.73%       1.53%       1.51%       1.72%
Ratio of net investment income to average net assets ..........    2.22%       2.42%       3.16%       3.39%       4.88%
Ratio of net investment income to average net assets
 before expense reimbursements ................................    1.16%       1.60%       2.53%       2.78%       4.06%
Portfolio turnover rate .......................................      46%         19%         22%         59%         43%

(a)AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE PORTFOLIO HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN 1/2 OF A CENT, INCREASE NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE BY LESS THAN 1/2 OF A CENT, AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 3.17% TO 3.16% AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BEFORE VOLUNTARY EXPENSE REIMBURSEMENT FROM 2.54% TO 2.53%. PER SHARE, RATIOS AND SUPPLEMENTAL DATA FOR YEARS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             59
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

INTERMEDIATE FIXED INCOME

-----------------------------------------------------------------------------------------------------------------------
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                     YEARS ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH YEAR.                                 2003        2002       2001(a)      2000        1999
-----------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of year .......................... $ 10.27     $ 10.00     $  9.74     $  9.28     $  9.95
                                                                -------------------------------------------------------
 Income from investment operations:
   Net investment income ......................................    0.40        0.47        0.45        0.54        0.60
   Net realized gain (loss) on sale of investments, foreign
    currency transactions, futures contracts and options
    contracts written .........................................    0.13        0.27        0.25        0.46       (0.62)
                                                                -------------------------------------------------------
 Total increase (decrease) from investment operations .........    0.53        0.74        0.70        1.00       (0.02)
                                                                -------------------------------------------------------
 Less distributions:
   Dividends from net investment income .......................   (0.44)      (0.47)      (0.44)      (0.54)      (0.60)
   Distributions from realized capital gains ..................   (0.03)         --          --          --       (0.05)
                                                                -------------------------------------------------------
 Total distributions ..........................................   (0.47)      (0.47)      (0.44)      (0.54)      (0.65)
                                                                -------------------------------------------------------
Net asset value, end of year .................................. $ 10.33     $ 10.27     $ 10.00     $  9.74     $  9.28
                                                                =======================================================
Total return ..................................................    5.10%       7.45%       7.21%      10.77%      (0.19%)
                                                                =======================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands) ........................ $ 5,623     $ 5,523     $ 4,864     $ 3,202     $ 2,540
Ratio of expenses to average net assets .......................    0.80%       0.80%       0.80%       0.80%       0.80%
Ratio of expenses to average net assets before
 expense reimbursements .......................................    1.96%       1.84%       2.02%       2.15%       2.25%
Ratio of net investment income to average net assets ..........    3.72%       4.26%       5.54%       6.34%       6.01%
Ratio of net investment income to average net assets
 before expense reimbursements ................................    2.56%       3.22%       4.32%       4.99%       4.56%
Portfolio turnover rate .......................................     327%        370%        220%        147%        147%

(a)AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE PORTFOLIO HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN 1/2 OF A CENT, INCREASE NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE BY LESS THAN 1/2 OF A CENT, AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 5.58% TO 5.54% AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BEFORE VOLUNTARY EXPENSE REIMBURSEMENT FROM 4.35% TO 4.32%. PER SHARE, RATIOS AND SUPPLEMENTAL DATA FOR YEARS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
60                                      INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

GLOBAL FIXED INCOME

-----------------------------------------------------------------------------------------------------------------------
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                     YEARS ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH YEAR.                                 2003        2002       2001(a)      2000        1999
-----------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of year .......................... $  9.51     $  9.08     $  8.98     $  9.21     $  9.92
                                                                -------------------------------------------------------
 Income from investment operations:
   Net investment income ......................................    0.31        0.35        0.35        0.53        0.51
   Net realized gain (loss) on sale of investments, foreign
    currency transactions, futures contracts and options
    contracts written .........................................    0.15        0.28        0.05        0.34       (0.54)
                                                                -------------------------------------------------------
 Total increase (decrease) from investment operations .........    0.46        0.63        0.40        0.87       (0.03)
                                                                -------------------------------------------------------
 Less distributions:
   Dividends from net investment income .......................      --       (0.20)      (0.30)      (0.46)      (0.68)
   Tax return of capital ......................................      --          --          --       (0.62)         --
   In excess of realized capital gains ........................      --          --          --       (0.02)         --
                                                                -------------------------------------------------------
 Total distributions ..........................................      --       (0.20)      (0.30)      (1.10)      (0.68)
                                                                -------------------------------------------------------
Net asset value, end of year .................................. $  9.97     $  9.51     $  9.08     $  8.98     $  9.21
                                                                =======================================================
Total return ..................................................    4.84%       6.97%       4.42%       9.46%      (0.27%)
                                                                =======================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands) ........................ $ 7,358     $ 6,993     $ 6,549     $ 6,083     $ 5,516
Ratio of expenses to average net assets .......................    1.00%       1.00%       1.00%       1.00%       1.00%
Ratio of expenses to average net assets before
 expense reimbursements .......................................    2.14%       1.87%       1.78%       1.83%       1.67%
Ratio of net investment income to average net assets ..........    3.21%       3.48%       3.92%       4.65%       5.17%
Ratio of net investment income to average net assets
 before expense reimbursements ................................    2.07%       2.60%       3.14%       3.82%       4.50%
Portfolio turnover rate .......................................     186%        184%        187%        234%        167%

(a)AS REQUIRED, EFFECTIVE JANUARY 1, 2001, THE PORTFOLIO HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED DECEMBER 31, 2001 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN 1/2 OF A CENT, INCREASE NET REALIZED AND UNREALIZED GAINS AND LOSSES PER SHARE BY LESS THAN 1/2 OF A CENT, AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 3.93% TO 3.92% AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BEFORE VOLUNTARY EXPENSE REIMBURSEMENT BY LESS THAN 1/2 OF A PERCENT. PER SHARE, RATIOS AND SUPPLEMENTAL DATA FOR YEARS PRIOR TO JANUARY 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.



SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             61
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

MONEY MARKET

-----------------------------------------------------------------------------------------------------------------------
CONDENSED DATA FOR A SHARE OF CAPITAL STOCK                                      YEARS ENDED DECEMBER 31,
OUTSTANDING THROUGHOUT EACH YEAR.                                 2003        2002        2001         2000        1999
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...........................  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                                -------------------------------------------------------
 Income from investment operations:
   Net investment income .....................................     0.01        0.01        0.04        0.06        0.05
 Less distributions:
   Dividends from net investment income ......................    (0.01)      (0.01)      (0.04)      (0.06)      (0.05)
Net asset value, end of year .................................  $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                                =======================================================
Total return .................................................     0.68%       1.47%       3.77%       5.84%       4.60%
                                                                =======================================================

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands) .......................  $ 2,500     $ 3,004     $ 2,455     $ 2,000     $ 1,601
Ratio of expenses to average net assets ......................     0.50%       0.50%       0.50%       0.50%       0.50%
Ratio of expenses to average net assets before
 expense reimbursements ......................................     1.89%       1.45%       1.50%       1.62%       2.72%
Ratio of net investment income to average net assets .........     0.68%       1.32%       3.60%       5.70%       4.52%
Ratio of net investment income to average net assets
 before expense reimbursements ...............................    (0.71%)      0.37%       2.60%       4.58%       2.30%





SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
62                                      INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF INVESTORS MARK SERIES FUND, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Investors Mark Series Fund, Inc. comprised of the Balanced, Global Fixed Income, Growth & Income, Intermediate Fixed Income, Large Cap Value, Large Cap Growth, Mid Cap Equity, Money Market, and Small Cap Equity (collectively the "Funds") as of December 31, 2003, the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Funds' financial statements and financial highlights for the periods ended prior to December 31, 2003, were audited by other auditors whose report, dated January 31, 2003, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Funds' custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Investors Mark Series Fund, Inc. as of December 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Chicago, Illinois
February 13, 2004





--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             63
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

On November 24, 2003, the Board of Directors selected Deloitte as independent auditors of the Funds for the fiscal year ending June 30, 2004. Deloitte has confirmed to the Audit Committee of the Board of Directors ("Audit Committee") that they are independent auditors with respect to the Funds.

Prior to November 24, 2003, PricewaterhouseCoopers LLP ("PwC") served as the independent auditor of the Portfolios. In July and August 2003, a PwC affiliate in Canada provided certain prohibited non-audit services for the benefit of the Canadian subsidiary of RBC, the indirect parent company of Investors Mark LLC, the Fund's investment advisor at that time. PwC represented to the Portfolios that the provision of these services may have impaired their independence under SEC rules. As a result of the PwC affiliate in Canada's provision of these services, PwC resigned as the independent auditor for the Portfolios.












--------------------------------------------------------------------------------
64                                      INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO CONTRACTHOLDERS
--------------------------------------------------------------------------------

DIRECTORS AND OFFICERS OF THE FUNDS (UNAUDITED) AT DECEMBER 31, 2003

The management and affairs for the Funds are supervised by the Directors under the laws of the State of Maryland. The Directors and executive officers of the Funds and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period.

                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                              POSITION(S)       TERM OF OFFICE                                    FUND COMPLEX(1)        OTHER
                               HELD WITH        AND LENGTH OF         PRINCIPAL OCCUPATION(S)      OVERSEEN BY       DIRECTORSHIPS
NAME, AGE AND ADDRESS            FUNDS          TIME SERVED            DURING PAST 5 YEARS           DIRECTOR       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS(a)
------------------------------------------------------------------------------------------------------------------------------------
Norse N. Blazzard (64)        Director      Indefinite term and    Principal, Blazzard, Grodd &       Nine               None
Federal Tower                               six years of service   Hasenauer, P.C. (law firm and
Suite 500                                                          counsel to the Fund); Partner,
1600 South Federal Highway                                         Paradigm Partners International
Pompano Beach, FL 33062                                            LLC (insurance and financial
                                                                   consulting firm which provides
                                                                   consulting services to Business
                                                                   Men's Assurance Company of
                                                                   America ("BMA").
------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
T. Geron Bell (61)            Director      Indefinite term        President of Twins Sports, Inc.   Twenty-seven        None
34 Kirby Puckett Place                      since 2003             (the parent company of the
Minneapolis, MN 55415                                              Minnesota Twins and of Victory
                                                                   Sports) since November, 2002;
                                                                   prior thereto, President of
                                                                   the Minnesota Twins Baseball
                                                                   Club Incorporated since 1987.
------------------------------------------------------------------------------------------------------------------------------------
Sandra J. Hale (68)           Director      Indefinite term        President of Enterprise           Twenty-seven        None
60 South Sixth Street                       since 2003             Management, Int'l, since 1991.
Minneapolis, MN 55402
------------------------------------------------------------------------------------------------------------------------------------
Ronald James (52)             Director      Indefinite term        President and Chief Executive     Twenty-seven        None
MJH 300,1000 LaSalle                        since 2003             Officer, Center for Ethical
Minneapolis, MN 55403-2005                                         Business Cultures since 2000;
                                                                   President and Chief Executive
                                                                   Officer of the Human Resources
                                                                   Group, a division of Ceridian
                                                                   Corporation, from 1996-1998.
                                                                   Ceridian Corporation is an
                                                                   information services company
                                                                   specializing in human resources
                                                                   outsourcing solutions.
------------------------------------------------------------------------------------------------------------------------------------
William H. Russell (79)       Director      Indefinite term and    Financial consultant.             Nineteen(b)         None
90 Seventh Street                           six years of service
Suite 4300
Minneapolis, MN 55402
------------------------------------------------------------------------------------------------------------------------------------
H. David Rybolt (61)          Director      Indefinite term and    Consultant, HDR Associates        Eighteen(c)         None
90 Seventh Street                           six years of service   (management consulting).
Suite 4300
Minneapolis, MN 55402
------------------------------------------------------------------------------------------------------------------------------------
James Seward (51)             Director      Indefinite term and    Private Investor/Consultant       Twelve (d)    Syntroleum Corp.;
90 Seventh Street                           six years of service   (2000-Present) Financial                        LabOne, Inc.; and
Suite 4300                                                         Consultant, Seward & Co.                        Concordia Career
Minneapolis, MN 55402                                              (1998-2000)                                     Colleges
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             65
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO CONTRACTHOLDERS
--------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                              POSITION(S)       TERM OF OFFICE                                    FUND COMPLEX(1)        OTHER
                               HELD WITH        AND LENGTH OF         PRINCIPAL OCCUPATION(S)      OVERSEEN BY       DIRECTORSHIPS
NAME, AGE AND ADDRESS            FUNDS          TIME SERVED            DURING PAST 5 YEARS           DIRECTOR       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS(a)
------------------------------------------------------------------------------------------------------------------------------------
Jay H. Wein (70)              Director      Indefinite term        Independent investor and           Twenty-seven       None
5305 Elmridge Circle                        since 2003             business consultant since 1989.
Excelsior, MN 55331

(a)THIS DIRECTOR MAY BE DEEMED TO BE AN "INTERESTED PERSON" OF THE FUND AS THAT TERM IS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED. MR. BLAZZARD IS A PRINCIPAL WITH BLAZZARD, GRODD & HASENAUER, P.C., WHICH SERVES AS COUNSEL TO THE FUND; MR. BLAZZARD IS ALSO A PARTNER IN PARADIGM PARTNERS INTERNATIONAL LLC, WHICH PROVIDES INSURANCE AND FINANCIAL CONSULTING SERVICES TO BMA.

(b)DIRECTOR, EACH PORTFOLIO DESCRIBED IN THIS ANNUAL REPORT; ALSO, DIRECTOR, BABSON FUND COMPLEX.

(c)DIRECTOR, EACH PORTFOLIO DESCRIBED IN THIS ANNUAL REPORT; ALSO, DIRECTOR, BABSON FUND COMPLEX, EXCEPT BABSON-STEWART IVORY INTERNATIONAL FUND, INC.

(d)DIRECTOR, EACH PORTFOLIO DESCRIBED IN THIS ANNUAL REPORT; ALSO, DIRECTOR, J&B FUNDS.
















--------------------------------------------------------------------------------
66                                      INVESTORS MARK SERIES FUND ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO CONTRACTHOLDERS
--------------------------------------------------------------------------------

                              POSITION(S)       TERM OF OFFICE
                               HELD WITH        AND LENGTH OF         PRINCIPAL OCCUPATION(S)
NAME, AGE AND ADDRESS            FUNDS          TIME SERVED            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS(a)
------------------------------------------------------------------------------------------------
OFFICERS OF THE FUND
------------------------------------------------------------------------------------------------
Jennifer Lammers (42)      President and     One year term;        Chief Financial Officer,
60 South Sixth Street      Chief Executive   served since July     Great Hall Funds, Inc.
Minneapolis, MN 55402      Officer           2003                  (management company);
                                                                   Compliance Officer, Great
                                                                   Hall Funds, Inc.; Managing
                                                                   Director  and Director of
                                                                   Finance, Voyageur Asset
                                                                   Management; Vice President
                                                                   and Manager, Financial
                                                                   Reporting, RBC Dain Rauscher.
------------------------------------------------------------------------------------------------
Martin A. Cramer (54)      Vice President    One year term and     Legal and Regulatory Affairs
60 South Sixth Street      and Chief         eleven years of       Vice President and Secretary,
Minneapolis, MN 55402      Compliance        service               Jones & Babson, Inc.
                           Officer                                 (management company);
                                                                   Secretary, IMA (management
                                                                   company); Vice President and
                                                                   Secretary, Buffalo Fund
                                                                   Complex; Assistant Vice
                                                                   President and Secretary,
                                                                   Babson Funds; and,
                                                                   Secretary, Gold Bank Funds
                                                                   (two funds).
------------------------------------------------------------------------------------------------
Laura Moret (49)           Secretary         One year term;        Vice President and Senior
60 South Sixth Street                        served since July     Associate Counsel, RBC Dain
Minneapolis, MN 55402                        2003                  Rauscher; Vice President and
                                                                   Group Counsel, American
                                                                   Express Financial Advisors.
------------------------------------------------------------------------------------------------

Christopher Tomas (33)     Vice President,   One year term;        Vice President and Finance
60 South Sixth Street      Treasurer,        served since July     Manager, RBC Dain Rauscher;
Minneapolis, MN 55402      Principal         2003                  Treasurer and Principal
                           Financial                               Accounting Officer, Great
                           Officer and                             Hall Funds, Inc.; Senior
                           Principal                               Financial Analyst, RBC Dain
                           Accounting                              Rauscher; Financial Analyst,
                           Officer                                 RBC Dain Rauscher.
------------------------------------------------------------------------------------------------


(1) THE FUND COMPLEX CONSISTS OF THE BABSON FUND COMPLEX (10 PORTFOLIOS); THE J&B FUNDS (3 PORTFOLIOS); THE RBC FUNDS, INC. (6 PORTFOLIOS); THE GREAT HALL FUNDS (5 PORTFOLIOS); AND INVESTORS MARK SERIES FUND, INC.

    THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") INCLUDES ADDITIONAL INFORMATION ABOUT THE FUND DIRECTORS AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE BY CALLING 1-888-262-8131, OR WRITING BMA, 2000 WADE HAMPTON BLVD., GREENVILLE, SC 29615-1064.










--------------------------------------------------------------------------------
DECEMBER 31, 2003                                                             67
--------------------------------------------------------------------------------

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                           2300 MAIN STREET, SUITE 450
                              KANSAS CITY, MO 64108
                              PHONE: (888) 262-8131


























     V1028-A (02/04)      DISTRIBUTOR: JONES & BABSON, INC. MINNEAPOLIS, MN

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 11(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

               (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                    (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

               (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.
3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS JAMES SEWARD, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     The following information relates to the current independent auditors only.

     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

                                                2002           $   0.00
                                                2003           $107,400

     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

                                                2002           $   0.00
                                                2003           $   0.00

     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

                                                2002           $   0.00
                                                2003           $ 18,000

     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

                                                2002           $   0.00
                                                2003           $   0.00

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee ("Committee") shall review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Funds employ their auditor to render "permissible non-audit services" to the Funds. (A "permissible non-audit service" is defined as a non-audit service that is not prohibited by Rule 2-01(c)(4) of Regulation S-X or other applicable law or regulation.) The Committee shall also review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Funds (an "Adviser-affiliated service provider"), employ the Funds' auditor to render non-audit services, if such engagement would relate directly to the operations and financial reporting of the Funds. As a part of its review, the Committee shall consider whether the provision of such services is consistent with the auditor's independence. (See also "Delegation" below.)

Pre-approval by the Committee of non-audit services is not required so long as:

     (1) (A) with respect to the Funds, the aggregate amount of all such permissible non-audit services provided to the Funds constitutes no more than 5% of the total amount of revenues paid to the auditor by the Funds during the fiscal year in which the services are provided;

          (B) with respect to the Adviser and any Adviser-affiliated service provider, the aggregate amount of all such non-audit services provided constitutes no more than 5% of the total amount of revenues (of the type that would have to be pre-approved by the Committee) paid to the auditor by the Funds, the Adviser and any Adviser-affiliated service provider during the fiscal year in which the services are provided;

     (2) such services were not recognized by the Funds at the time of the engagement to be non-audit services; and

     (3) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or its Delegate(s) (as defined below).

(c)  Delegation

     The Committee may delegate to one or more of its members ("Delegates") authority to pre-approve the auditor's provision of audit services or permissible non-audit services to the Funds, or the provision of non-audit services to the Adviser or any Adviser-affiliated service provider. Any pre-approval determination made by a Delegate shall be presented to the full Committee at its next meeting. The Committee shall communicate any pre-approval made by it or a Delegate to the Sub-Administrator, who will ensure that the appropriate disclosure is made in the Funds' periodic reports and other documents as required under the federal securities laws.

         (2) Disclose the percentage of services described in each of paragraphs
(b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

                                                                   0.00%

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

NOT APPLICABLE.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

                                                               $ 18,000

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
                  Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees. NOT APPLICABLE.

ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE. [IF AN OPEN-END FUND OR IF THE CLOSED END FUND HAS NONE TO REPORT.]


         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        Investors Mark Series Fund, Inc.
                                    -------------------------------------------

By (Signature and Title)*           /s/  Jennifer Lammers
                                    -------------------------------------------
                                    Jennifer Lammers, President

Date        3/9/04
     ---------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/  Jennifer Lammers
                                    -------------------------------------------
                                    Jennifer Lammers, President

Date        3/9/04
     ---------------------


By (Signature and Title)*           /s/  Christopher Tomas
                                    -------------------------------------------
                                    Christopher Tomas, Treasurer

Date        3/9/04
     ---------------------


* Print the name and title of each signing officer under his or her signature.